     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 3, 2001

                                                      REGISTRATION NOS. 33-34423
                                                                       811-06087

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [x]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                        POST-EFFECTIVE AMENDMENT NO. 33                      [x]

                                     AND/OR
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [x]


                                AMENDMENT NO. 35                             [x]

                              -------------------
                                SALOMON BROTHERS
                                SERIES FUNDS INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                              -------------------
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 725-6666
                              -------------------
                            WILLIAM J. RENAHAN, ESQ.
                     SALOMON BROTHERS ASSET MANAGEMENT INC
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                              -------------------
                                    COPY TO:
                               SARAH COGAN, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                               NEW YORK, NY 10017
                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

    It is proposed that this filing will become effective:


              [ ] immediately upon filing pursuant to Rule 485(b)
              [ ] on [            ] pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] on (date) pursuant to paragraph (a)(1)
              [x] 75 days after filing pursuant to paragraph (a)(2)
              [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


    If appropriate, check the following box:

              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Subject to Completion, Dated July 3, 2001

Prospectus
and
Application
     , 2001

                                Salomon Brothers
                                Asset Management


                                                   Large Cap Core Equity Fund
                                                   All Cap Value Fund
Salomon Brothers
                                                   All Cap Growth Fund
                                                   Emerging Growth Fund

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. The Securities and Exchange Commission has not approved the funds' shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
 CONTENTS


            Fund goals, strategies and risks:

                Large Cap Core Equity Fund..............................    2
                All Cap Value Fund......................................    4
                All Cap Growth Fund.....................................    6
                Emerging Growth Fund....................................   11

            More on the funds' investments..............................   13

            Management..................................................   16

            Performance of comparable accounts..........................   16

                All Cap Value Fund......................................   16

                Large Cap Core Equity Fund..............................   17

                All Cap Growth Fund.....................................   18

            Choosing a share class to buy...............................   22

            Buying shares and exchanging shares.........................   28

            Redeeming shares............................................   30

            Other things to know about share transactions...............   31

            Dividends, distributions and taxes..........................   33



--------------------------------------------------------------------------------
                     THINGS YOU SHOULD KNOW BEFORE INVESTING

                                ABOUT THE FUNDS


                            Large Cap Core Equity Fund
                            --------------------------
                               All Cap Value Fund
                               ------------------
                               All Cap Growth Fund
                               -------------------
                               Emerging Growth Fund
                               --------------------

                             ABOUT MUTUAL FUND RISKS


An investment in any of the funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                     Salomon Brothers Investment Series - 1

--------------------------------------------------------------------------------


 LARGE CAP CORE EQUITY FUND


 INVESTMENT              The fund seeks reasonable growth and income.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests in a portfolio consisting principally of
 INVESTMENT              U.S. equity securities, including convertible and preferred
 STRATEGY                securities, that provide dividend or interest income.
                         However, it may also invest in non-income producing
                         investments for potential appreciation in value. The fund
                         will invest, under normal circumstances at least 80% of its assets in U.S. stocks with large market capitalizations.
                         U.S. stocks with large market capitalizations are those
                         [                ]. Up to 20% of the fund's securities may be
                         fixed-income securities of any credit quality and may include below investment grade securities (commonly known as 'junk bonds').
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection while
 MANAGER                 spreading the fund's investments among industries and
 SELECTS THE             sectors. The manager uses a two-step selection process
 FUND'S                  commonly known as 'growth at a reasonable price.'
 INVESTMENTS             First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued.
                         Quantitative factors include:

                          Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector.
                          Value characteristics, including low price/earnings ratios and other statistics indicating that a security is
                          undervalued.

                         Then the manager uses fundamental qualitative research to verify these equity securities' growth potential.
                         Qualitative factors include:

                          Management with established track records, or favorable changes in current management.
                          Improvement in a company's competitive position.
                          Positive changes in corporate strategy.

                         These quantitative and qualitative factors, as well as the expected dividends and income, influence the fund's
                         purchases and sales of securities for investment.
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND                 Stock prices decline generally
                          Large capitalization companies fall out of favor with
                          investors.
                          Companies in which the fund invests suffer unexpected losses or lower than expected earnings.
                          The manager's judgment about the attractiveness, value or
                          income potential of a particular security proves to be
                          incorrect.
                          The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below
                          investment grade securities. These securities are
                          considered speculative because they have a higher risk of
                          issuer default, are subject to greater price volatility and may be illiquid.


                     Salomon Brothers Investment Series - 2

 PERFORMANCE             Because Large Cap Core Equity Fund has been in existence for less than one year the fund does not yet have a sufficient operating history to generate the performance information
                         which other funds show in bar and table form in this
                         location of the prospectus.



-----------------------------------------------------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                        CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
 Maximum sales charge on purchases                   5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions         None     5.00%     1.00%      None      None

--------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
         Management fees                             0.65%     0.65%     0.65%     0.65%     0.65%

--------------------------------------------------------------------------------
         Distribution and service (12b-1) fee        0.25%     1.00%     1.00%      None      None
         Other expenses**                                %         %         %         %         %

--------------------------------------------------------------------------------
         Total annual fund operating expenses**          %         %         %         %         %

  *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy
 Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                                                                                                      FEES AND EXPENSES
                                                                                                      This table sets forth
                                                                                                      the fees and expenses
                                                                                                      you will pay if you
                                                                                                      invest in shares of the
                                                                                                      fund.
                                                                                                      Because the manager has
                                                                                                      voluntarily agreed to
                                                                                                      waive a portion of its
                                                                                                      management fee and
                                                                                                      reimburse certain
                                                                                                      expenses for the fiscal
                                                                                                      year ended
                                                                                                      December 31, 2001 the
                                                                                                      actual total operating
                                                                                                      expenses for each class
                                                                                                      is expected to be:
                                                                                                      Class A: 1.20%
                                                                                                      Class B: 1.95%
                                                                                                      Class 2: 1.95%
                                                                                                      Class O: 0.95%
                                                                                                      Class Y: 0.95%
                                                                                                      The manager may
                                                                                                      discontinue this waiver and
                                                                                                      reimbursement at any time.

---------------------------------------------------------------------------------------------------------------------------------


EXAMPLE


--------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS
 Your costs would be
 Class A                                                       $        $

--------------------------------------------------------------------------------
 Class B (redemption at end of period)
 Class B (no redemption)

--------------------------------------------------------------------------------
 Class 2 (redemption at end of period)
 Class 2 (no redemption)

--------------------------------------------------------------------------------
 Class O
 Class Y
 The example assumes:    You invest $10,000 for the period shown
                         You reinvest all distributions and dividends without a
                         sales charge
                         The fund's operating expenses remain the same
                         Your investment has a 5% return each year
                         Redemption of your shares at the end of the period (unless otherwise indicated)
                                                                                  This example helps you
                                                                                  compare the cost of
                                                                                  investing in the fund
                                                                                  with other mutual
                                                                                  funds. Your actual cost
                                                                                  may be higher or lower.


                     Salomon Brothers Investment Series - 3

--------------------------------------------------------------------------------
 ALL CAP VALUE FUND


 INVESTMENT              The primary investment objective of the fund is to seek
 OBJECTIVE               long-term growth of capital. Current income is a secondary objective.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in common stocks and common stock
 STRATEGY                equivalents, such as preferred stocks and securities
                         convertible into common stocks, of companies the manager
                         believes are undervalued in the marketplace. While the
                         manager selects investments primarily for their capital
                         appreciation potential, secondary consideration is given to a company's dividend record and the potential for an
                         improved dividend return. The fund generally invests in
                         securities of large, well-known companies but may also
                         invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes
                         smaller companies offer more attractive value opportunities.
-------------------------------------------------------------------------------------
 HOW THE                 The manager employs a two-step stock selection process in
 MANAGER                 its search for undervalued stocks of temporarily out of
 SELECTS THE             favor companies. First, the manager uses proprietary models
 FUND'S                  and fundamental research to try to identify stocks that are
 INVESTMENTS             underpriced in the market relative to their fundamental
                         value. Next, the manager looks for a positive catalyst in
                         the company's near term outlook which the manager believes will accelerate earnings or improve the value of the
                         company's assets. The manager also emphasizes companies in those sectors of the economy which the manager believes are undervalued relative to other sectors.

                         When evaluating an individual stock, the manager looks for:
                          Low market valuations measured by the manager's valuation
                          models
                          Positive changes in earnings prospects because of factors
                          such as:
                          New, improved or unique products and services
                          New or rapidly expanding markets for the company's products
                          New management
                          Changes in the economic, financial, regulatory or political environment particularly affecting the company
                          Effective research, product development and marketing
                          A business strategy not yet recognized by the marketplace
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND                 Stock prices decline generally
                          The manager's judgement about the attractiveness, value or potential appreciation of a particular stock proves to be
                          incorrect
                          An adverse event, such as negative press reports about a
                          company in which the fund invests, depresses the value of
                          the company's stock
                          The markets strongly favor growth stocks over stocks with
                          value characteristics
                          Small or medium capitalization companies fall out of favor with investors

                         Compared to mutual funds that focus only on large
                         capitalization companies, the fund's share price may be more volatile because the fund also invests a significant portion of its assets in small and medium capitalization companies.

                         Compared to large companies, small and medium capitalization companies are more likely to have:
                          More limited product lines
                          Fewer capital resources
                          More limited management depth

                         Further, securities of small and medium capitalization companies are more likely to:
                          Experience sharper swings in market values
                          Be harder to sell at times and at prices the manager believes appropriate
                          Offer greater potential for gains and losses


                     Salomon Brothers Investment Series - 4

 PERFORMANCE             Because All Cap Value Fund has been in existence for less
                         than one year the fund does not yet have a sufficient
                         operating history to generate the performance information
                         which other funds show in bar and table form in this
                         location of the prospectus.
--------------------------------------------------------------------------------------------------------


 FEE TABLE


--------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                      CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
 Maximum sales charge on purchases                 5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions       None     5.00%     1.00%      None      None

---------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
        Management fees                            0.75%     0.75%     0.75%     0.75%     0.75%

----------------------------------------------------------------------------------------------------
        Distribution and service (12b-1) fee       0.25%     1.00%     1.00%      None      None
        Other expenses**                               %         %         %         %         %

----------------------------------------------------------------------------------------------------
        Total annual fund operating expenses**         %         %         %         %         %

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy
 Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                                                                                                    FEES AND EXPENSES
                                                                                                    This table sets forth
                                                                                                    the fees and expenses
                                                                                                    you will pay if you
                                                                                                    invest in shares of the
                                                                                                    fund.
                                                                                                    Because the manager has
                                                                                                    voluntarily agreed to
                                                                                                    waive a portion of its
                                                                                                    management fee and
                                                                                                    reimburse certain
                                                                                                    expenses for the fiscal
                                                                                                    year ended
                                                                                                    December 31, 2001 the
                                                                                                    actual total operating
                                                                                                    expenses for each class
                                                                                                    is expected to be:
                                                                                                    Class A: 1.45%
                                                                                                    Class B: 2.25%
                                                                                                    Class 2: 2.25%
                                                                                                    Class O: 1.25%
                                                                                                    Class Y: 1.25%
                                                                                                    The manager may
                                                                                                    discontinue this waiver
                                                                                                    and reimbursement at
                                                                                                    any time.

---------------------------------------------------------------------------------------------------------------------------


 EXAMPLE


--------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS
 Your costs would be
 Class A                                                       $         $

--------------------------------------------------------------------------------
 Class B (redemption at end of period)
 Class B (no redemption)

--------------------------------------------------------------------------------
 Class 2 (redemption at end of period)
 Class 2 (no redemption)

--------------------------------------------------------------------------------
 Class O
 Class Y
 The example assumes:   You invest $10,000 for the period shown
                        You reinvest all distributions and dividends without a
                        sales charge
                        The fund's operating expenses remain the same
                        Your investment has a 5% return each year
                        Redemption of your shares at the end of the period (unless otherwise indicated)
                                                                                  This example helps you
                                                                                  compare the cost of
                                                                                  investing in the Fund
                                                                                  with other mutual
                                                                                  funds. Your actual cost
                                                                                  may be higher or lower.


                     Salomon Brothers Investment Series - 5

--------------------------------------------------------------------------------
 ALL CAP GROWTH FUND


 INVESTMENT              The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund is made up of a Large Cap Growth segment, a Mid Cap
 INVESTMENT              Growth segment and a Small Cap Growth segment.
 STRATEGY
                         LARGE CAP GROWTH SEGMENT This segment invests primarily in equity securities of companies with large market
                         capitalizations. Large capitalization companies are those
                         whose market capitalization is within the market
                         capitalization range of companies in the Russell 1000 Growth
                         Index at the time of this segment's investment. The size of the companies in the Russell 1000 Growth Index changes with market conditions and the size of the Russell 1000 Growth
                         Index. Equity securities include U.S. exchange-traded and
                         over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.
                         MID CAP GROWTH SEGMENT This segment invests primarily in
                         equity securities of medium sized companies. A company is
                         considered medium sized if its market capitalization is
                         within the range of the market capitalizations of companies in the S&P MidCap 400 Index, an index of medium
                         capitalization stocks. Companies whose capitalizations no
                         longer meet this definition after investment are still
                         considered to be medium sized for purposes of our
                         classification. As of December 31, 2000, the S&P MidCap 400
                         Index included companies with market capitalizations between
                         $   billion and $   billion. The size of companies in the
                         S&P MidCap 400 Index changes with market conditions and the composition of the index. The segment's equity securities
                         may include stocks listed in the S&P MidCap 400 Index and
                         also may include other common stocks, securities convertible into common stocks, preferred stocks and warrants.
                         SMALL CAP GROWTH SEGMENT This segment invests primarily in equity securities of U.S. companies with small market
                         capitalizations. A company's market capitalization is
                         considered small if it is within the range of the market
                         capitalizations of companies in the Russell 2000 Index, an index of small capitalization stocks. Companies whose
                         capitalizations no longer meet this definition after
                         investment are still considered to have small market
                         capitalizations for purposes of our classification. As of
                         December 31, 2000, the Russell 2000 Index included companies with market capitalizations between $4 million and $6.1
                         billion. The size of companies in the Russell 2000 Index
                         changes with market conditions and the composition of the
                         index. The segment's equity securities may include stocks
                         listed in the Russell 2000 Index and also may include other common stocks, securities convertible into common stocks,
                         preferred stocks and warrants.
 ALL SEGMENTS            FOREIGN INVESTMENTS The fund may invest up to 25% of its
                         assets (at the time of investment) in foreign securities.
                         The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in
                         securites of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities
                         directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In
                         some foreign countries, less information is available about foreign issuers and markets because of less rigorous
                         accounting and regulatory standards than in the U.S.
                         Currency fluctuations could erase investment gains or add to investment losses.


                     Salomon Brothers Investment Series - 6

 HOW THE                 SELECTION PROCESS The All Cap Growth Fund's strategy is to
 MANAGER                 combine the efforts of segment managers and to invest in the
 SELECTS THE             stock selections considered most attractive in the opinion
 FUND'S                  of each segment manager. Each segment manager builds a
 INVESTMENTS             portfolio of stocks which they believe will offer superior long-term capital growth potential. The target allocations are 40% to the Large Cap Growth segment and 30% to each of the Mid Cap and Small Cap Growth segments. In connection
                         with the execution of purchases and sales, each segment may hold temporarily more or fewer assets than represented by
                         its designated segment of the All Cap Growth Fund's assets.
                         The amount to be invested by the All Cap Growth Fund in any particular security will be determined by Salomon Brothers
                         Asset Management Inc based on the recommendation of the
                         segment managers.
                         In order to maintain approximately the target allocations of the All Cap Growth Fund's assets among the three segment
                         managers, the manager will:

                           Divide all daily cash inflows (purchases and reinvested
                           distributions) and outflows (redemptions and expense items)
                           among the three segment managers, as appropriate

                           Rebalance the allocation of securities in the All Cap Growth
                           Fund's portfolio at any time the percentage of the All Cap
                           Growth Fund's portfolio invested in any of Large Cap, Mid
                           Cap or Small Cap Growth segment's securities diverges by at least 10% from the target allocation for a period of more
                           than 10 days

                         As a consequence of its efforts to maintain assets at
                         targeted percentages, the manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to
                         portfolio segments that are below their targeted
                         percentages, or (2) by selling securities in a portfolio
                         segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early
                         recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In
                         addition, if one segment manager buys a security during a
                         time frame when the other segment manager sells it, the net position of the All Cap Growth Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the manager will seek to avoid transaction costs.

                         LARGE CAP GROWTH SEGMENT The Large Cap Growth segment
                         manager emphasizes individual security selection while
                         diversifying this segment of the All Cap Growth Fund's
                         investments across industries, which may help to reduce
                         risk. The Large Cap Growth segment manager attempts to
                         identify established large capitalization companies with the highest growth potential. The Large Cap Growth segment
                         manager then analyzes each company in detail, ranking its
                         management, strategy and competitive market position.
                         Finally, the Large Cap Growth segment manager attempts to
                         identify the best values available among the growth
                         companies identified.

                         In selecting individual companies for investment, the Large
                         Cap Growth segment manager considers:

                          Favorable earnings prospects
                          Technological innovation
                          Industry dominance
                          Competitive products and services
                          Global scope


                     Salomon Brothers Investment Series - 7

                          Long term operating history
                          Consistent and sustainable long-term growth in dividends and earnings per share
                          Strong cash flow
                          High return on equity
                          Strong financial condition
                          Experienced and effective management

                         MID CAP GROWTH SEGMENT The Mid Cap Growth segment manager
                         emphasizes medium sized U.S. companies with good prospects for revenue and earnings growth that meet the manager's
                         valuation criteria. In selecting investments, the manager
                         looks for issuers that are among the leaders in their
                         industries.
                         The manager generally uses a 'bottom-up' approach when
                         selecting securities for the fund. This means that the
                         manager looks primarily at individual companies against the context of broader market forces.
                         SMALL CAP GROWTH SEGMENT The Small Cap Growth segment
                         manager uses a growth-oriented investment style that
                         emphasizes small U.S. companies with superior management
                         teams and good prospects for growth. In selecting
                         investments, the manager looks for issuers that have a
                         predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or
                         whose customers are very large companies. In addition, the fund may invest in companies believed to be emerging
                         companies relative to their potential markets. The fund may continue to hold securities of issuers that become mid cap or large cap issuers if, in the manager's judgment, these
                         securities remain good investments for the fund.

                         The manager generally attempts to avoid issuers in
                         businesses where external factors like regulatory changes or rising commodity prices may inhibit future growth.

                         The manager generally uses a 'bottom-up' approach when
                         selecting securities for the fund. This means that the
                         manager looks primarily at individual companies against the context of broader market forces.
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments,
 INVESTING IN            if:
 THE FUND
                          U.S. stock markets decline, or perform poorly relative to
                          other types of investments
                          An adverse company specific event, such as an unfavorable
                          earnings report, negatively affects the stock price of a
                          company in which the fund invests
                          Large capitalization stock falls out of favor with investors
                          Medium or small capitalization stocks fall out of favor with investors. Because 30% of the fund's assets are invested
                          primarily in medium capitalization companies and 30% of the fund's assets are invested primarily in small capitalization companies, an investment in the fund may be more volatile
                          and more susceptible to loss than an investment in a fund
                          which invests primarily in large capitalization companies.
                          Medium and small capitalization companies may have more
                          limited product lines, markets and financial resources than large capitalization companies. They may have shorter
                          operating histories and less mature businesses. While
                          medium capitalization companies generally have more
                          established businesses than small


                     Salomon Brothers Investment Series - 8

                          capitalization companies, the prices of medium
                          capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In
                          addition, small capitalization company stocks may be less
                          liquid than large capitalization company stocks.
                          The segment manager's judgment about the attractiveness,
                          growth prospects or potential appreciation of a particular stock proves to be incorrect
                          Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth


                     Salomon Brothers Investment Series - 9

 PERFORMANCE             Because All Cap Growth Fund has been in existence for less than one year the fund does not yet have a sufficient
                         operating history to generate the performance information
                         which other funds show in bar and table form in this
                         location of the prospectus.



---------------------------------------------------------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                         CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
 Maximum sales charge on purchases                    5.75%*     None     1.00%      None       None
 Maximum deferred sales charge on redemptions          None     5.00%     1.00%      None       None

--------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
         Management fees                              0.75%     0.75%     0.75%     0.75%      0.75%

--------------------------------------------------------------------------------------------------------
         Distribution and service (12b-1) fee         0.25%     1.00%     1.00%      None       None
         Other expenses**                                 %         %         %         %          %

--------------------------------------------------------------------------------------------------------
         Total annual fund operating expenses**           %         %         %         %          %

  *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                                                                                                  FEES AND EXPENSES
                                                                                                  This table sets forth
                                                                                                  the fees and expenses
                                                                                                  you will pay if you
                                                                                                  invest in shares of the
                                                                                                  fund.
                                                                                                  Because the manager has
                                                                                                  voluntarily agreed to
                                                                                                  waive a portion of its
                                                                                                  management fee and
                                                                                                  reimburse certain
                                                                                                  expenses for the fiscal
                                                                                                  year ended
                                                                                                  December 31, 2001 the
                                                                                                  actual total operating
                                                                                                  expenses for each class
                                                                                                  is expected to be:
                                                                                                    Class A: 1.50%
                                                                                                    Class B: 2.25%
                                                                                                    Class 2: 2.25%
                                                                                                    Class O: 1.25%
                                                                                                    Class Y: 1.25%
                                                                                                  The manager may
                                                                                                  discontinue this waiver and
                                                                                                  reimbursement at any time.

-------------------------------------------------------------------------------


EXAMPLE


-------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS
 Your costs would be

 Class A                                                       $        $

-------------------------------------------------------------------------------
 Class B (redemption at end of period)
 Class B (no redemption)

-------------------------------------------------------------------------------
 Class 2 (redemption at end of period)
 Class 2 (no redemption)

-------------------------------------------------------------------------------
 Class O
 Class Y
 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a
                       sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period
                       (unless otherwise indicated)

                                                                                  This example helps you
                                                                                  compare the cost of
                                                                                  investing in the fund
                                                                                  with other mutual
                                                                                  funds. Your actual cost
                                                                                  may be higher or lower.


                    Salomon Brothers Investment Series - 10

--------------------------------------------------------------------------------



 EMERGING GROWTH FUND



 INVESTMENT              The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in securities of emerging growth
 INVESTMENT              companies, without regard to market capitalization. These
 STRATEGY                securities may include common stock, preferred stock and
                         convertible securities. Emerging growth companies are
                         domestic or foreign companies that the manager believes are likely to benefit from new or innovative products, services or processes. The fund may invest up to 20% of its assets in securities of foreign issuers. While the fund will invest
                         without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small- and medium-sized companies. Investing in such
                         companies involves risks not ordinarily associated with
                         investments in larger, more established companies.
-------------------------------------------------------------------------------------

 HOW THE                 The manager emphasizes individual security selection while
 MANAGER                 diversifying the fund's investments across industries, which
 SELECTS THE             may help to reduce risk. The manager focuses primarily, but
 FUND'S                  not exclusively, on those companies that it believes have
 INVESTMENTS             rising earnings expectations and rising valuations. The fund generally sells securities when earning expectations or
                         valuations flatten or decline. The fund may also invest in special situations involving new management, special
                         products and techniques, unusual developments, mergers or
                         liquidations. When evaluating an individual stock, the
                         manager considers whether the company may benefit from:
                          new technologies, products or services
                          new cost control measures
                          changes in management
                          favorable changes in government regulations
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investments in the fund,
 RISKS OF                or the fund may not perform as well as other investments,
 INVESTING IN            if:
 THE FUND                 U.S. stock markets decline or perform poorly relative to
                          other types of investments
                          An adverse company specific event, such as an unfavorable
                          earnings report, negatively affects the stock price of a
                          company in which the fund invests
                          Small or medium capitalization stocks fall out of favor with investors
                          A particular product or service developed by a company in
                          which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the
                          value of the company's stock
                         The manager's judgment about the attractiveness, growth
                         prospects or potential appreciation of a particular stock
                          proves to be incorrect
                         Companies that the fund's manager believes are emerging
                         growth companies are often companies with limited product
                         lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of emerging growth
                         companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established
                         companies or the stock market in general.


                    Salomon Brothers Investment Series - 11

 PERFORMANCE             Because Emerging Growth Fund has been in existence for less than one year the fund does not yet have a sufficient
                         operating history to generate the performance information
                         which other funds show in bar and table form in this
                         location of the prospectus.



--------------------------------------------------------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                           CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
 Maximum sales charge on purchases                      5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions            None     5.00%     1.00%      None      None

--------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
         Management fees                                0.75%     0.75%     0.75%     0.75%     0.75%

--------------------------------------------------------------------------------------------------------
         Distribution and service (12b-1) fee           0.25%     1.00%     1.00%      None      None
         Other expenses**                                   %         %         %         %         %

--------------------------------------------------------------------------------------------------------
         Total annual fund operating expenses**             %         %         %         %         %

  *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy
 Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of
 1.00%.
 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                                                                                                         FEES AND EXPENSES
                                                                                                         This table sets forth
                                                                                                         the fees and expenses
                                                                                                         you will pay if you
                                                                                                         invest in shares of the
                                                                                                         fund.
                                                                                                         Because the manager has
                                                                                                         voluntarily agreed to
                                                                                                         waive a portion of its
                                                                                                         management fee and
                                                                                                         reimburse certain
                                                                                                         expenses for the fiscal
                                                                                                         year ended
                                                                                                         December 31, 2001 the
                                                                                                         actual total operating
                                                                                                         expenses for each class
                                                                                                         is expected to be:
                                                                                                         Class A: 1.50%
                                                                                                         Class B: 2.25%
                                                                                                         Class 2: 2.25%
                                                                                                         Class O: 1.25%
                                                                                                         Class Y: 1.25%
                                                                                                         The manager may
                                                                                                         discontinue this waiver and
                                                                                                         reimbursement at any time.

--------------------------------------------------------------------------------------------------------------------------------


EXAMPLE


--------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS
 Your costs would be

 Class A                                                       $        $

--------------------------------------------------------------------------------
 Class B (redemption at end of period)
 Class B (no redemption)

--------------------------------------------------------------------------------
 Class 2 (redemption at end of period)
 Class 2 (no redemption)

--------------------------------------------------------------------------------
 Class O
 Class Y
 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a
                       sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period
                       (unless otherwise indicated)


                    Salomon Brothers Investment Series - 12

--------------------------------------------------------------------------------

 MORE ON THE FUNDS' INVESTMENTS

 ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------


 Each fund's investment objective and its principal investment strategies and risks are described in the section on fund goals, strategies and risks.



 This section provides additional information about the funds' investments and certain portfolio management techniques the funds may use. More information about the funds' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI). The funds' goals may be changed without shareholder approval. Of course, there can be no assurance that a fund will achieve its goal.


 Any policy or limitation for a fund that is expressed as a percentage of assets is considered only at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund's assets or for any other reason.


                           ALL CAP GROWTH FUND



                           The fund may invest up to 25% of its assets in securities of foreign issuers. The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.



                           ALL CAP VALUE FUND



                           The fund may also invest up to 25% of its assets in securities of foreign issuers. The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.



                           LARGE CAP CORE EQUITY FUND



                           The fund may invest up to 20% of its assets in foreign equity securities. The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.



                           EMERGING GROWTH FUND



                           The fund may invest in investment grade debt securities that the manager believes provide opportunities for appreciation, such as fixed income securities. The manager may also invest in convertible debt securities. The fund may also invest up to 25% of its assets in securities of foreign issuers. The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.

--------------------------------------------------------------------------------
 EQUITY INVESTMENTS


 All funds



                           Subject to its particular investment policies, each of these funds may invest in all types of equity securities. Equity securities include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts.


--------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS


 All funds



                           Subject to its particular investment policies, each fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-


                    Salomon Brothers Investment Series - 13
                           backed securities, convertible securities,
                           Eurodollar and Yankee dollar instruments, loan participation and assignments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions. The funds may invest in fixed income securities of foreign issuers.


                            Fixed income securities may have all types of
                           interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.


--------------------------------------------------------------------------------

 CREDIT QUALITY

                           If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. Credit rating criteria are applied at the time a fund purchases a fixed income security. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                           INVESTMENT GRADE SECURITIES

                           Securities are investment grade if:

                            They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

                            They have received a comparable short-term or other rating.

                            They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------
 HIGH YIELD, LOWER QUALITY SECURITIES


 The following fund only to a limited extent: Large Cap Core Equity





                           The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.


--------------------------------------------------------------------------------


 FOREIGN AND EMERGING MARKET INVESTMENTS
 All funds



                           Each of these funds may invest in foreign securities, including emerging market issuers.


                           Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

                             Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices. Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be


                    Salomon Brothers Investment Series - 14
                          able to sell the fund's portfolio securities in amounts and at prices the manager considers reasonable.
                          The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.
                          The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.
                          Economic, political and social developments that adversely affect the securities markets.
                          Foreign governmental obligations involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

--------------------------------------------------------------------------------
 DERIVATIVES AND HEDGING TECHNIQUES


 All funds



                           Each of these funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. These funds do not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities, due to changes in stock market prices, currency exchange rates or interest rates. However, these funds may also use derivatives for any of the following purposes:



                            As a substitute for buying or selling securities


                            To enhance the fund's return as a non-hedging strategy that may be considered speculative

                           A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.


--------------------------------------------------------------------------------
 TEMPORARY DEFENSIVE INVESTING

                           Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.


--------------------------------------------------------------------------------
 PORTFOLIO TURNOVER

                           Each fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance, and may result in increased net short-term capital gains, distributions of which are taxable to shareholders as ordinary income.


--------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 15

                           The funds have reserved the right to invest in securities through underlying mutual funds having similar goals and strategies. Shareholders will be given at least 30 days' prior written notice before any such change in investment structure is implemented.

 INVESTMENT STRUCTURE

--------------------------------------------------------------------------------

 MANAGEMENT


Salomon Brothers Asset Management Inc ('SBAM') is the investment manager for each fund. Together with its affiliates, the manager provides a broad range of fixed income and equity investment advisory services to various individuals located throughout the world. The manager's principal address is 7 World Trade Center, New York, New York 10048. It is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.





A team of individuals assigned to each fund and employed by SBAM manage the day to day operations of each fund, respectively.



--------------------------------------------------------------------------------



 PERFORMANCE OF COMPARABLE ACCOUNTS



ALL CAP VALUE FUND



PAST PERFORMANCE OF MANAGED ACCOUNTS



The investment results shown below represent the historical performance of certain managed accounts. These managed accounts have substantially similar investment objectives, policies and strategies to those of the fund. These accounts are managed by a portfolio management team, members of which form the portfolio management team of the fund.



                   NET ANNUALIZED RETURNS
                 AS OF [DECEMBER 31, 2000]


                   [PERFORMANCE GRAPH]



                                                              NOTE:
                                                              The performance results
                                                              have been reduced by
                                                              the maximum possible
                                                              fees and expenses charged
                                                              to the managed accounts
                                                              during the period under
                                                              consideration. Actual fees
                                                              and expenses paid by managed
                                                              accounts may vary.



The performance information is provided to illustrate the past performance of the members of the portfolio management team of the fund in managing substantially similar managed accounts and


                    Salomon Brothers Investment Series - 16
does not represent the performance of the fund, which has no history of operations. Investors should realize that this past performance data is not an indication of future performance of the fund.

The data represents accounts managed by the portfolio management team with
assets as of [December 31, 2000] of $    . The data includes certain accounts
with substantially similar investment objectives, policies and strategies to those of the fund.



The performance numbers above reflect the deductions for investment advisory fees, and are net of all transaction costs. The performance numbers do not reflect custodian fees. If such custodian fees were deducted, the performance of the managed accounts would be less than the performance shown. The performance results reflect dividend reinvestment and are calculated on a settlement date basis through [December 31, 2000].



The index used for comparison is the        Index, an unmanaged index with no
expenses, which is comprised of        .



The managed accounts that are included in the data above are not subject to the same types of expenses as the fund, including sales charges and Rule 12b-1 fees, and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986. The performance results of the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies under the federal tax and securities laws.





LARGE CAP CORE EQUITY FUND



PAST PERFORMANCE OF MANAGED ACCOUNTS



The investment results shown below represent the historical performance of certain managed accounts. These managed accounts have substantially similar investment objectives, policies and strategies to those of the fund. These accounts are managed by a portfolio management team, members of which form the portfolio management team of the fund.



                   NET ANNUALIZED RETURNS
                  AS OF [DECEMBER 31, 2000]


                    [PERFORMANCE GRAPH]


                                                              NOTE:
                                                              The performance results
                                                              have been reduced by
                                                              the maximum possible
                                                              fees and expenses charged
                                                              to the managed accounts
                                                              during the period under
                                                              consideration. Actual
                                                              fees and expenses paid by
                                                              managed accounts may vary.





                    Salomon Brothers Investment Series - 17

The performance information is provided to illustrate the past performance of the members of the portfolio management team of the fund in managing substantially similar managed accounts and does not represent the performance of the fund, which has no history of operations. Investors should realize that this past performance data is not an indication of future performance of the fund.



The data represents accounts managed by the portfolio management team with
assets as of [December 31, 2000] of $        . The data includes certain
accounts with substantially similar investment objectives, policies and strategies to those of the fund.



The performance numbers above reflect the deductions for investment advisory fees, and are net of all transaction costs. The performance numbers do not reflect custodian fees. If such custodian fees were deducted, the performance of the managed accounts would be less than the performance shown. The performance results reflect dividend reinvestment and are calculated on a settlement date basis through [December 31, 2000].



The index used for comparison is the                        Index, an unmanaged
index with no expenses, which is comprised of                                .



The managed accounts that are included in the data above are not subject to the same types of expenses as the fund, including sales charges and Rule 12b-1 fees, and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986. The performance results of the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies under the federal tax and securities laws.





ALL CAP GROWTH FUND



PAST PERFORMANCE OF MANAGED ACCOUNTS



The investment results shown below represent the historical performance of certain managed accounts. These managed accounts have substantially similar investment objectives, policies and strategies to those of the segment of the fund to which they correspond. Blended performance of the managed accounts also is shown. This blended performance reflects allocations of 40% to the Large Cap Growth Segment and 30% to each of the Mid Cap and Small Cap Growth segments. These are the target allocations of the fund; actual allocations may differ.



The managed accounts are managed by a portfolio management team, members of which form the portfolio management team of the fund.



This performance information does not represent the performance of the fund, which has no history of operations. The performance information is provided to illustrate the past performance of the manager in managing substantially similar accounts. Investors should realize that this past performance data is not an indication of future performance of the fund.



                    Salomon Brothers Investment Series - 18

LARGE CAP GROWTH SEGMENT

                   NET ANNUALIZED RETURNS
                 AS OF [DECEMBER 31, 2000]


                    [PERFORMANCE GRAPH]


                                                              NOTE:
                                                              The performance results
                                                              have been reduced by
                                                              the maximum possible
                                                              fees and expenses that
                                                              would have been payable
                                                              by the managed accounts
                                                              during the period under
                                                              consideration. Actual
                                                              fees and expenses paid by
                                                              managed accounts may vary.





                    Salomon Brothers Investment Series - 19

MID CAP GROWTH SEGMENT

                   NET ANNUALIZED RETURNS
                 AS OF [DECEMBER 31, 2000]


                    [PERFORMANCE GRAPH]


                                                              NOTE:
                                                              The performance results
                                                              have been reduced by
                                                              the maximum possible
                                                              fees and expenses that
                                                              would have been payable
                                                              by the managed accounts
                                                              during the period under
                                                              consideration. Actual
                                                              fees and expenses paid by
                                                              managed accounts may vary.





SMALL CAP GROWTH SEGMENT

                   NET ANNUALIZED RETURNS
                 AS OF [DECEMBER 31, 2000]


                    [PERFORMANCE GRAPH]


                                                              NOTE:
                                                              The performance results
                                                              have been reduced by
                                                              the maximum possible
                                                              fees and expenses that
                                                              would have been payable
                                                              by the managed accounts
                                                              during the period under
                                                              consideration. Actual
                                                              fees and expenses paid by
                                                              managed accounts may vary.




--------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 20

BLENDED PERFORMANCE

                   NET ANNUALIZED RETURNS
                 AS OF [DECEMBER 31, 2000]


                    [PERFORMANCE GRAPH]


                                                              NOTE:
                                                              The performance results
                                                              have been reduced by
                                                              the maximum possible
                                                              fees and expenses charged
                                                              to the managed accounts
                                                              during the period under
                                                              consideration. Actual
                                                              fees and expenses paid by
                                                              managed accounts may vary.



The data represents accounts managed by the portfolio management team with
assets as of [December 31, 2000] of $    . The data includes certain accounts
with substantially similar investment objectives, policies and strategies to those of the fund.

The performance numbers above reflect the deductions for investment advisory fees, and are net of all transaction costs. The performance numbers do not reflect custodian fees. If such custodian fees were deducted, the performance of the managed accounts would be less than the performance shown. The performance results reflect dividend reinvestment and are calculated on a settlement date basis through [December 31, 2000].

The index used for comparison is the        Index, an unmanaged index with no
expenses, which is comprised of        .

The managed accounts that are included in the data above are not subject to the same types of expenses as the funds, including sales charges and Rule 12b-1 fees, and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986. The performance results of the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies under the federal tax and securities laws.



--------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 21

--------------------------------------------------------------------------------
 CHOOSING A SHARE CLASS TO BUY


 SHARE                   You can choose between four classes of shares: Class A, B, 2
 CLASSES                 or Y. If you already own Class O shares of a fund, you may also be eligible to purchase additional Class O shares. The classes have different sales charges and expenses, allowing you to choose the class that best meets your needs. When
                         choosing which class of shares to buy, you should consider:
                          How much you plan to invest.
                          How long you expect to own the shares.
                          The expenses paid by each class.
                          Whether you qualify for any reduction or waiver of sales
                          charges.
-------------------------------------------------------------------------------------


  INVESTMENT             Minimum initial investment amounts vary depending on the
  MINIMUMS               nature of your investment account.
-------------------------------------------------------------------------------------------------------------

                                                                                     ADDITIONAL INVESTMENTS
                                                          INITIAL INVESTMENT
                                                      CLASSES A, B,    CLASS Y      CLASSES A, B,   CLASS Y
                                                          2, O                          2, O
 General                                                  $250       $2.5 Million        $50        $1,000
-------------------------------------------------------------------------------------------------------------

 Individual Retirement Accounts, Self Employed             $50       $2.5 Million        $50        $1,000
 Retirement Plans, Uniform Gift to Minor Accounts

 Qualified Retirement Plans                                $50       $2.5 Million        $50        $1,000
-------------------------------------------------------------------------------------------------------------

 Monthly Systematic Investment Plans                       $25           n/a             $25          n/a

 Pre-authorized Check Plan                                 $25           n/a             $25          n/a

Qualified Retirement Plans are qualified under Section 403(b)(7) or
Section 401(a) of the Internal Revenue Code, including 401(k) plans

------------------------------------------------------------------------------------
 COMPARING              Your Financial Consultant can help you decide which class
 CLASSES                meets your goals. Your Financial Consultant may receive
                        different compensation depending upon which class you
                        choose.
------------------------------------------------------------------------------------
 DISTRIBUTION           The funds each have adopted Rule 12b-1 distribution plans
 PLANS                  for their Class A, B and 2 shares. Under each plan, the fund pays distribution and service fees. These fees are an
                        ongoing expense and over time, may cost you more than other types of sales charges.

                    Salomon Brothers Investment Series - 22

--------------------------------------------------------------------------------------------------------------------------------
                                 CLASS A            CLASS B            CLASS 2            CLASS O              CLASS Y
 KEY FEATURES                Initial sales      No initial sales   Initial sales      Only available     No initial or
                              charge             charge             charge is lower    to existing        deferred sales
                             You may qualify    Deferred sales      than Class A       Class O            charge
                              for reduction      charge declines   Deferred sales      shareholders      Must invest at
                              or waiver of       over time          charge for only   No initial or       least $2.5 million
                              initial sales     Converts to         1 year             deferred sales    Lower expenses than
                              charge             Class A after 7   Higher annual       charge             the other classes
                             Lower annual        years              expenses than     Lower annual
                              expenses than     Higher annual       Class A            expenses than
                              Class B and        expenses than                         the other
                              Class 2            Class A                               classes
--------------------------------------------------------------------------------------------------------------------------------
 INITIAL SALES               Up to 5.75%        None               1.00%              None               None
 CHARGE                      reduced or
                             waived for large
                             purchases and
                             certain
                             investors. No
                             charge for
                             purchases of
                             $1 million or
                             more
--------------------------------------------------------------------------------------------------------------------------------
 DEFERRED SALES              1% on purchases    Up to 5.00%        1% if you redeem   None               None
 CHARGE                      of $1 million or   charged when you   within 1 year of
                             more if you        redeem shares.     purchase
                             redeem within      The charge is
                             1 year of          reduced over
                             purchase           time and there
                                                is no deferred
                                                sales charge
                                                after 6 years
--------------------------------------------------------------------------------------------------------------------------------
 ANNUAL                      0.25% of average   1.00% of average   1.00% of average   None               None
 DISTRIBUTION AND            daily net assets   daily net assets   daily net assets
 SERVICE FEES
--------------------------------------------------------------------------------------------------------------------------------
 EXCHANGEABLE                Class A shares     Class B shares     Class 2 shares     Class O shares     No exchange-
 INTO                        of any of the      of any of the      of any of the      of any of the      ability
                             other funds in     other funds in     other funds in     other funds in
                             Salomon Brothers   Salomon Brothers   Salomon Brothers   Salomon Brothers
                             Investment         Investment         Investment         Investment
                             Series             Series             Series             Series



Class A shares of the Salomon Brothers money market funds are not subject to a sales charge at the time of purchase. If you subsequently exchange shares of either of the money market funds for shares of another fund, a sales charge may be payable on Class A shares. Class B and Class 2 shares of the money market funds are not subject to a deferred sales charge unless the shares are obtained by exchange of shares from another fund which was acquired subject to a deferred sales charge. If you subsequently exchange Class B or Class 2 shares of a money market fund for shares of another fund, a deferred sales charge may become applicable in the case of Class 2 shares. The period during which the shares are held in the money market funds are excluded from the holding period for determining the deferred sales charge and conversion to Class A shares.




                    Salomon Brothers Investment Series - 23

--------------------------------------------------------------------------------

 CLASS A SHARES


The table below indicates the sales charge on Class A shares of Large Cap Core Equity Fund, All Cap Value Fund, All Cap Growth Fund and Emerging Growth Fund.


-----------------------------------------------------------------------------
                                    sales charge as       sales charge as
 Amount of investment               % of offering price   % of net amount
-----------------------------------------------------------------------------
 Less than $50,000                         5.75%                 6.10%
-----------------------------------------------------------------------------
 $50,000 but less than $100,000            4.50%                 4.71%
-----------------------------------------------------------------------------
 $100,000 but less than $250,000           4.00%                 4.17%
-----------------------------------------------------------------------------
 $250,000 but less than $500,000           2.75%                 2.83%
-----------------------------------------------------------------------------
 $500,000 but less than $1 million         2.25%                 2.30%
-----------------------------------------------------------------------------
 $1 million or more*                    -0-                   -0-
-----------------------------------------------------------------------------

* You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


QUALIFYING FOR REDUCED CLASS A SALES CHARGES. There are several ways you can combine multiple purchases of Class A shares of the funds (excluding shares of the Cash Management Fund or the New York Municipal Money Market Fund) to take advantage of the breakpoints in the sales charge schedule.


 Accumulation privilege -- lets you add the current value of Class A shares of the funds already owned by you or your spouse and your children under the age of 21 (except for Cash Management Fund and New York Municipal Money Market Fund) to the amount of your next purchase of Class A shares for purposes of calculating the sales charge. You must notify the transfer agent in writing of all share accounts to be considered in exercising this right of accumulation.

 Group purchase -- lets you combine the current value of Class A shares purchased by employees (and partners) of the same employer as a group for purposes of calculating the initial sales charge. To be eligible, all purchases must be made pursuant to an employer or partnership sanctioned plan meeting certain requirements set forth in the SAI.

 Letter of intent -- lets you purchase Class A shares of the funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. All Class A shares (excluding Class A shares of the Cash Management Fund and New York Municipal Money Market Fund) previously purchased and still beneficially owned by you or your spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a sales charge reduction. The effective date of a letter of intent may be back-dated up to 90 days so that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the letter of intent goal.

CLASS A SALES
CHARGE

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

To learn more about the accumulation privilege, letters of intent, waivers for certain investors and other options to reduce your sales charge, ask your Financial Consultant or consult the SAI.


                    Salomon Brothers Investment Series - 24

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 directors and officers of any fund sponsored by Citigroup or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

 employees of the manager and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor ('Selling Broker') and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

 any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the funds' shares and their immediate families.

 participants in certain 'wrap-fee,' or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

 any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

 separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.


If you want to learn about additional waivers of Class A initial sales charges, contact your Financial Consultant or consult the Statement of Additional Information ('SAI').


                    Salomon Brothers Investment Series - 25

--------------------------------------------------------------------------------

 CLASS B SHARES

CLASS B DEFERRED SALES CHARGE

The deferred sales charge decreases as the number of years since your purchase increases.


                  You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge.


                               CLASS B DEFERRED SALES CHARGE TABLE


                        -------------------------------------------------------------------------
                                                                       DEFERRED SALES CHARGE AS A
                                                                       PERCENTAGE OF DOLLAR
                        YEAR(S) SINCE PURCHASE ORDER                   AMOUNT SUBJECT TO CHARGE
                        -------------------------------------------------------------------------
                        1st year                                                 5%
                        1 year or more but less than 2 years                     4%
                        2 years or more but less than 4 years                    3%
                        4 years or more but less than 5 years                    2%
                        5 years or more but less than 6 years                    1%
                        6 or more years                                          0%


                  CALCULATION OF DEFERRED SALES CHARGE. The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a deferred sales charge on shares exchanged for shares of another fund, shares representing reinvested distributions and dividends or shares no longer subject to the deferred sales charge. All purchases during a month are deemed to have been made on the last day of that month for purposes of determining the contingent deferred sales charge.

If you want to learn more about additional deferred sales charges and waivers of deferred sales charges, contact your Financial Consultant or consult the SAI.

                   Shares are redeemed in this order:

                   Shares that represent appreciation

                   Shares representing reinvested distributions and dividends

                   Other shares that are not subject to the deferred sales charge

                   Class B shares held longest

                   Deferred sales charges are not imposed at the time you exchange shares for shares of another fund.

                  DEFERRED SALES CHARGE WAIVERS. The deferred sales charge for each share class will generally be waived in connection with:

                   Redemptions made following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

                   Redemptions effected pursuant to each fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the applicable minimum account size.

                   A tax-free return of an excess contribution to any retirement plan.

                   Exchanges.

                   Automatic cash withdrawals in amounts equal to or less than 12% annually or 2% monthly (up to a maximum of 12%) of their initial account balances (see automatic withdrawal plan in the SAI).

                   Redemptions of shares in connection with mandatory post-retirement distributions from retirement plans or IRAs.

                   Redemption proceeds from other funds that are reinvested within 60 days of the redemption (see reinstatement privilege in the SAI).

                    Salomon Brothers Investment Series - 26

                   Certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans.

                   Redemption of shares by participants in certain 'wrap-fee' or asset allocation programs sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor or the manager.



                  CLASS B CONVERSION. After seven years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                        -------------------------------------------------------------------------
                        SHARES ISSUED AT INITIAL  SHARES ISSUED ON          SHARES ISSUED UPON
                        PURCHASE                  REINVESTMENT OF           EXCHANGE FROM ANOTHER
                                                  DISTRIBUTIONS AND         FUND
                                                  DIVIDENDS
                        -------------------------------------------------------------------------
                        Seven years after the     In same proportion that   On the date the shares
                        date of purchase          the number of Class B     originally acquired
                                                  shares converting is to   would have converted
                                                  total Class B shares you  into Class A shares
                                                  own


                  MONEY MARKET FUNDS. The periods of time that your shares are held in the Cash Management Fund or the New York Municipal Money Market Fund are excluded for determining the holding period for conversion and calculation of the deferred sales charge.



                  PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class B Shares of a fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased.


--------------------------------------------------------------------------------
 CLASS 2 SHARES


 You buy Class 2 shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class 2 shares within one year of purchase, you will pay a deferred sales charge of 1%. The periods of time that your shares are held in the Cash Management Fund or the New York Municipal Money Market Fund are excluded for purposes of determining your holding period for the deferred sales charge.

 PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class 2 shares of a fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules in effect at the time the original shares were purchased.


--------------------------------------------------------------------------------
 CLASS Y SHARES

 You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $2.5 million initial investment requirement.


                    Salomon Brothers Investment Series - 27

--------------------------------------------------------------------------------
 BUYING SHARES AND EXCHANGING SHARES

 BUYING SHARES
 BY MAIL

 You may make subsequent purchases by mail or, if you elect, by telephone

                   Shares of each fund may be initially purchased through PFPC Global Fund Services, Inc. ('PFPC' or the 'transfer agent') by completing a Purchase Application and forwarding it to the transfer agent. Shares may also be purchased from selected dealers in accordance with procedures established by the dealer.

                   Subsequent investments may be made by mailing a check to the transfer agent, along with the detachable stub from your Statement of Account (or a letter providing the account number) or through a selected dealer. If an investor's purchase check is not collected, the purchase will be cancelled and the transfer agent will charge a $10 fee to the shareholder's account. There is a ten day hold on all checks and no redemptions are allowed until the proceeds from the check clears.

                   Write the transfer agent at the following address:

                                             [Name of Salomon Brothers Fund]
                                             c/o PFPC
                                             P.O. Box 9764
                                             Providence, RI 02940-9764


--------------------------------------------------------------------------------
 BUYING SHARES
 BY WIRE

                  Subsequent investments may also be made by wiring funds to the transfer agent. Prior notification by telephone is not required. You should instruct the wiring bank to transmit the specified amount in federal funds to:

                                  Boston Safe Deposit and Trust Company
                                  Boston, MA
                                  ABA No. 011-001-234
                                  Account #142743
                                  Attn: [name of fund]
                                  Name of Account:
                                  Account # (as assigned):

                  To ensure prompt credit to their accounts, investors or their dealers should call (800) 446-1013 with a reference number for the wire. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.


 ---------------------------------------------------------------------------------
 ALL FUNDS                                                  PURCHASE IS EFFECTIVE
 ---------------------------------------------------------------------------------
                                    If order and federal funds or
                                    check is received by its agent       On that day
                                    before 4:00 p.m. Eastern time:

 Payment wired in federal
 funds or check received            If order and federal funds or
                                    check is received by its agent      On the business day following
                                    after the close of New York         receipt
                                    Stock Exchange:


                    Salomon Brothers Investment Series - 28

SYSTEMATIC
 INVESTMENT
 PLAN
                  You may authorize the transfer agent to automatically transfer funds on a periodic basis (monthly, alternative months, quarterly) from a regular bank account or other financial institution to buy shares of a fund. On or about the 10th of the month, the fund will debit the bank account in the specified amount (minimum of $25 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In order to set up a plan, your bank must be a member of the Automated Clearing House.

                   Amounts transferred should be at least $25 monthly.

                   If you do not have sufficient funds in your bank account on a transfer date, the transfer agent may charge you a fee.

                  For more information, contact your Financial Consultant or consult the SAI.
--------------------------------------------------------------------------------
EXCHANGE
 PRIVILEGE
                  You may exchange shares of any fund for shares of the same class of another fund.

                   Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
                   Shares are eligible for exchange commencing 30 days after purchase.

                   Generally, your Class A shares will not be subject to an initial sales charge at the time of the exchange. A sales charge, if applicable, will be imposed upon Class A shares of a fund issued upon exchange for Class A shares of Cash Management Fund or New York Municipal Money Market Fund unless you acquired the shares of the Cash Management Fund or New York Municipal Money Market Fund through an exchange of shares with respect to which you had previously paid a sales charge.


                   If you exchange Class B shares of a fund, those shares will not be subject to a contingent deferred sales charge at the time of the exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. Any deferred sales charge and conversion period excludes the time the shares were held in the Cash Management Fund or the New York Municipal Money Market Fund.

                   Generally, if you exchange Class 2 shares of a fund, those shares will not be subject to an initial or deferred sales charge at the time of exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. Any deferred sales charges exclude the time the shares were held in the Cash Management Fund and the New York Municipal Money Market Fund.


                   You may exchange shares by telephone if you elect telephone exchanges on your Purchase Application. Telephone exchanges are subject to the same limitations as telephone redemptions.

                    Salomon Brothers Investment Series - 29

--------------------------------------------------------------------------------
SYSTEMATIC
 EXCHANGE
                  You may request that shares of any class of a fund be exchanged monthly for shares of the same class of any other fund. A predetermined dollar amount of at least $50 per exchange will then occur on or about the 15th of each month in accordance with the instruction provided in your Purchase Application or in the Systematic Investing Application.

--------------------------------------------------------------------------------

 REDEEMING SHARES


 You may redeem some or all of your shares by sending your    REDEMPTIONS BY MAIL
 redemption request in proper form to:

              [Name of Salomon Brothers Fund]
              c/o PFPC
              P.O. Box 9764
              Providence, RI 02940-9764.
 The written request for redemption must be in good order.    Generally, a properly
 This means that you have provided the following              completed Redemption
 information. Your request will not be processed without      Form with any required
 this information.                                            signature guarantee is
  Name of the fund                                            all that is required
  Account number                                              for a redemption. In
  Dollar amount or number of shares to redeem                 some cases, however,
  Signature of each owner exactly as account is registered    other documents may be
  Other documentation required by the transfer agent          necessary.
 To be in good order, your request must include a signature
 guarantee if:
  The proceeds of the redemption exceed $50,000
  The proceeds are not paid to the record owner(s) at the
  record address
  The shareholder(s) has had an address change in the past
  45 days
  The shareholder(s) is a corporation, sole proprietor,
  partnership, trust or fiduciary
 You can obtain a signature guarantee from most banks,
 dealers, brokers, credit unions and federal savings and
 loans, but not from a notary public.
-------------------------------------------------------------------------------------
 You may redeem shares by fax only if a signature guarantee   REDEMPTIONS BY FAX
 or other documentary evidence is not required. Redemption
 requests should be properly signed by all owners of the
 account and faxed to the transfer agent at (508) 871-3846.
 If fax redemptions are not available for any reason, you
 may use the fund's redemption by mail procedure described
 above.
-------------------------------------------------------------------------------------
 In all cases, your redemption price is the net asset value   REDEMPTION PAYMENTS
 next determined after your request is received in good       Any request that your
 order. Redemption proceeds normally will be sent within      redemption proceeds be
 seven days. However, if you recently purchased your shares   sent to a destination
 by check, your redemption proceeds will not be sent to you   other than your bank
 until your original check clears which may take up to 15     account or address of
 days. Your redemption proceeds can be sent by check to your  record must be in
 address of record or by wire transfer to a bank account      writing and must
 designated on your application.                              include signature
                                                              guarantees
-------------------------------------------------------------------------------------


                    Salomon Brothers Investment Series - 30

 You may transmit your redemption request to selected         REDEMPTIONS THROUGH
 dealers with which the distributor has entered into sales    SELECTED DEALERS
 agreements for the purchase of shares of the funds.
 Redemption orders received by these dealers before the New
 York Stock Exchange closes and which are transmitted to the transfer agent prior to the close of its business day are
 effective that day. With respect to the Cash Management
 Fund and the New York Municipal Money Market Fund,
 redemption requests received by the dealer and transmitted
 to the transfer agent by 12:00 noon, eastern time, on any
 day the New York Stock Exchange is open, will generally be
 effected on that same day. It is the responsibility of the
 dealer to transmit orders on a timely basis to the transfer agent. The dealer may charge you a fee for executing your
 order.
-------------------------------------------------------------------------------------
 You may redeem shares by wire in amounts of $500 or more if  REDEMPTIONS BY WIRE redemption by wire has been elected on your Purchase
 Application. A signature guarantee is not required on this
 type of redemption request. To elect this service after
 opening your account, call the transfer agent at (800)
 446-1013 for more information. To redeem by wire, you may
 either:

  Telephone the redemption request to the transfer agent at
  (800) 446-1013

  Mail the request to the transfer agent at the address listed above

 Proceeds of wire redemptions of $500 or more will be wired
 to the bank which is indicated on your Purchase Application or by letter which has been properly guaranteed. With
 respect to the Cash Management Fund and New York Municipal
 Money Market Fund, if the transfer agent receives the wire
 request by 12:00 noon, eastern time, on any day the New
 York Stock Exchange is open, the redemption proceeds
 generally will be transmitted to your bank that same day.
 Checks for redemption proceeds of less than $500 will be
 mailed to your address of record. You should note that your bank may charge you a fee in connection with money by wire.
-------------------------------------------------------------------------------------
 You may redeem shares by telephone if you elect the          REDEMPTIONS BY
 telephone redemption option on your Purchase Application,    TELEPHONE
 and the proceeds must be mailed to your address of record.
 In addition, you must be able to provide proper
 identification information. You may not redeem by telephone if your address has changed within the past 45 days or if
 your shares are in certificate form. Telephone redemption
 requests may be made by calling the transfer agent at (800)
 446-1013 between 9:00 a.m. and 4:00 p.m. eastern time on
 any day the New York Stock Exchange is open. If telephone
 redemptions are not available for any reason, you may use
 the fund's regular redemption procedure described above.
-------------------------------------------------------------------------------------
 You can arrange for the automatic redemption of a portion    AUTOMATIC CASH
 of your shares on a monthly or quarterly basis. To qualify,  WITHDRAWAL PLAN you must own shares of a fund with a value of at least
 $10,000 for monthly withdrawals and $5,000 for quarterly
 withdrawals and each automatic redemption must be at least
 $250 if made monthly.
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS


 Small account balances  If your account falls below $500 ($250 in the case of an IRA or self-employed retirement plan) due to redemption of fund shares, the fund may ask you to bring your account up to the minimum requirement. If your account is still below $500
                         after 30 days, the fund may close your account and send you the redemption proceeds.


                    Salomon Brothers Investment Series - 31

-------------------------------------------------------------------------------------
 Share price             You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next
                         determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for
                         each class of shares. Each fund calculates its net asset
                         value every day the New York Stock Exchange is open. Each of the funds calculates its net asset value when regular
                         trading closes on the Exchange (normally 4:00 p.m., Eastern time).

                         The funds generally value their securities based on market prices or quotations. The funds' currency conversions are
                         done when the London stock exchange closes, which is 12 noon eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events
                         occurring after a foreign exchange closes, the funds may
                         price those securities at fair value. Fair value is
                         determined in accordance with procedures approved by the
                         funds' board. A fund that uses fair value to price
                         securities may value those securities higher or lower than another fund that uses market quotations to price the same securities. International markets may be open on days when
                         U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you cannot buy or redeem shares.

                         In order to buy, redeem or exchange shares at that day's
                         price, you must place your order with the transfer agent
                         before the New York Stock Exchange closes. If the New York
                         Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                         Members of the funds' selling group must transmit all orders to buy, exchange or redeem shares to the funds' transfer
                         agent before the agent's close of business.
                         Each fund has the right to:

                          Suspend the offering of shares.

                          Waive or change minimum and additional investment amounts.

                          Reject any purchase or exchange order.

                          Change, revoke or suspend the exchange privilege.

                          Suspend telephone transactions.

                          Suspend or postpone redemptions of shares on any day when
                          trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange
                          Commission.
-------------------------------------------------------------------------------------
 Redemptions in kind     Each fund may make payment for fund shares wholly or in part by distributing portfolio securities to the shareholders.
                         The redeeming shareholder must pay transaction costs to sell these securities.


                    Salomon Brothers Investment Series - 32

--------------------------------------------------------------------------------
 DIVIDENDS, DISTRIBUTIONS AND TAXES
 The funds normally pay dividends and distribute capital gains, if any, as follows:


-----------------------------------------------------------------------------------
                          DIVIDENDS   INCOME DIVIDEND  CAPITAL GAIN   DISTRIBUTIONS
 FUND                     DECLARED     DISTRIBUTIONS   DISTRIBUTIONS   MOSTLY FROM
-----------------------------------------------------------------------------------
 Large Cap Core           quarterly      quarterly       annually          gain
 Equity Fund
-----------------------------------------------------------------------------------
 All Cap Value Fund       annually       annually        annually          gain
-----------------------------------------------------------------------------------
 All Cap Growth Fund      annually       annually        annually          gain
-----------------------------------------------------------------------------------
 Emerging Growth Fund     annually       annually        annually          gain
-----------------------------------------------------------------------------------



DIVIDENDS
AND
DISTRIBUTIONS

Annual distributions of income and capital gains normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.



 The funds may pay additional distributions and dividends at other times if necessary for a fund to avoid a federal tax. Capital gains distributions and dividends are reinvested in additional fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.


                    Salomon Brothers Investment Series - 33

---------------------------------------------------------------------------------------
 TRANSACTION                            FEDERAL INCOME TAX STATUS
---------------------------------------------------------------------------------------
 Redemption or exchange of shares       Usually capital gain or loss; long-term only if
                                        shares owned more than one year
---------------------------------------------------------------------------------------
 Long-term capital gain distributions   Long-term capital gain
---------------------------------------------------------------------------------------
 Short-term capital gain distributions  Ordinary income
---------------------------------------------------------------------------------------
 Dividends                              Ordinary income
---------------------------------------------------------------------------------------


TAXES
In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


 Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.



 After the end of each year, the funds will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide a fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of your distributions, dividends (other than exempt-interest dividends), and, except for a money market fund, redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.




                    Salomon Brothers Investment Series - 34

     Additional Information about the funds

     Shareholder Reports

     Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal period. The funds (except for All Cap Growth Fund and Emerging Growth Fund) send only one report to a household if more than one account has the same address. Contact the transfer agent if you do not want this policy to apply to you.

     Statement of Additional Information

     The applicable statement of additional information provides more detailed information about each fund. Both are incorporated by reference into (are legally part of) this combined prospectus.

     How to Obtain Additional Information

     You can make inquiries about the funds or obtain shareholder reports or a statement of additional information (without charge) by contacting the transfer agent at 1-800-446-1013, writing the funds at Seven World Trade Center, New York, NY 10048 or calling your Financial Consultant.

     You can also review the funds' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can also obtain the same reports and information free from the EDGAR Database on the Commission's web site at http://www.sec.gov.

     If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

     Investment Company Act file no. 811-06087

     Investment Company Act file no. 811-4006

SALOMON BROTHERS
ASSET MANAGEMENT


     Seven World Trade Center
     New York, New York 10048

     1-800-SALOMON
     WWW.SBAM.COM

     sbpro 4/00
     20982 sam0153 4/00

                   SUBJECT TO COMPLETION, DATED JULY 3, 2001



The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                      STATEMENT OF ADDITIONAL INFORMATION
                       SALOMON BROTHERS INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666


The Salomon Brothers All Cap Value Fund and Salomon Brothers Large Cap Core Equity Fund (each a 'Fund' and collectively, the 'Funds') are both part of the Salomon Brothers Investment Series. Salomon Brothers Investment Series consists of Salomon Brothers All Cap Value Fund (the 'All Cap Value Fund'), Salomon Brothers Asia Growth Fund (the 'Asia Growth Fund'), Salomon Brothers Capital Fund Inc (the 'Capital Fund'), Salomon Brothers Cash Management Fund (the 'Cash Management Fund'), Salomon Brothers High Yield Bond Fund (the 'High Yield Bond Fund'), Salomon Brothers International Equity Fund ('International Equity Fund'), Salomon Brothers Investors Value Fund Inc (the 'Investors Value Fund'), Salomon Brothers Large Cap Core Equity Fund ('Large Cap Core Equity Fund'), Salomon Brothers Large Cap Growth Fund ('Large Cap Growth Fund'), Salomon Brothers National Intermediate Municipal Fund (the 'National Intermediate Municipal Fund'), Salomon Brothers New York Municipal Money Market Fund (the 'New York Municipal Money Market Fund'), Salomon Brothers Small Cap Growth Fund (the 'Small Cap Growth Fund'), Salomon Brothers Strategic Bond Fund (the 'Strategic Bond Fund'), Salomon Brothers Balanced Fund (the 'Balanced Fund'), Salomon Brothers U.S. Government Income Fund (the 'U.S. Government Income Fund'). The foregoing funds except for the Investors Value Fund and the Capital Fund, is an investment portfolio of the Salomon Brothers Series Funds Inc (the 'Company'), an open-end investment company incorporated in Maryland on April 17, 1990.



This Statement of Additional Information (the 'SAI') relates to the All Cap Value Fund and Large Cap Core Equity Fund and is not a prospectus and is authorized for distribution only when preceded or accompanied by the Funds'
current Prospectus, dated        , 2001, (the 'Prospectus'). This SAI
supplements and should be read in conjunction with the Prospectus. Additional information about the Funds' investments will be available in the Funds' Annual and Semi-Annual Reports to shareholders. The Prospectus and copies of the Reports may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone numbers, listed above.


                        TABLE OF CONTENTS

Additional Information on Fund Investments and Investment
  Policies..................................................     2
Additional Investment Activities and Risk Factors...........     3
Investment Restrictions and Limitations.....................    21
Management..................................................    23
Investment Manager..........................................    26
Portfolio Transactions......................................    28
Net Asset Value.............................................    29
Additional Purchase Information.............................    30
Additional Redemption Information...........................    33
Additional Information Concerning Taxes.....................    33
Performance Information and Data............................    37
Shareholder Services........................................    39
Account Services............................................    41
Capital Stock...............................................    41
Custodian and Transfer Agent................................    42
Independent Accountants.....................................    42
Counsel.....................................................    42
Description of Ratings......................................   A-1






       , 2001

                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS
                            AND INVESTMENT POLICIES


The Prospectus describes each Fund's investment objective and key investment policies. The discussion below provides additional information about each Fund's investment policies and the types of securities and other instruments in which each Fund may invest. References herein to the investment manager means Salomon Brothers Asset Management Inc ('SBAM').



ALL CAP VALUE FUND



The Fund seeks to achieve its objective through investment in common stocks and common stock equivalents, including preferred stocks and other securities convertible into common stocks. The Fund also invests to a lesser extent in bonds and other debt instruments. There is no guareantee that the Fund will achieve its investment objective.



When SBAM believes that a defensive investment posture is warranted or when opportunities for capital growth to do not appear attractive, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments, including repurchase aggreements with respect to those instruments. The Fund is authorized to borrow money in an amount up to 10% of its total assets for temporary or emergency purposes.



LARGE CAP CORE EQUITY FUND



The Fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value.



The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ('Moody's') or BB or lower by Standard & Poor's Ratings Group ('S&P') and may also purchase non-rated securities considered by the manager to be of comparable quality.



The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers.



The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.

               ADDITIONAL INVESTMENT ACTIVITIES AND RISK FACTORS

FOREIGN SECURITIES

Investors should recognize that investing in the securities of foreign issuers involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of a Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.

Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect a Fund. In addition, if a deterioration occurs in the country's balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of a Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected and the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and consequently, the value of certain securities held in a Fund's portfolio.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.


Rules adopted under the 1940 Act permit a Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be 'eligible sub-custodians,' as defined in the 1940 Act, for a Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Fund's incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.




FIXED-INCOME SECURITIES

Changes in market yields will affect a Fund's net asset value as prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.


While debt securities carrying the fourth highest quality rating ('Baa' by Moody's or 'BBB' by S&P) are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such debt securities lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Large Cap Core Equity Fund may invest a portion of its assets, consistent with its investment objective, in below investment grade securities. The All Cap Value Fund will make investments in investment grade securities only.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a 'call option' and redeems the security during a time of declining interest rates, a Fund may realize a capital loss on its investment if the security was purchased at a premium and a Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.



HIGH YIELD SECURITIES


The Large Cap Core Equity Fund may invest up to 20% of the its total assets in domestic and foreign 'high yield' securities, commonly known as 'junk bonds.'


Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or are in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could reduce the value of securities held by a Fund with a commensurate effect on the value of the Fund's shares.


Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody's and S&P is set forth in Appendix A. The ratings of Moody's and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.


The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments, may adversely affect the Fund's net asset value per share and may limit the ability of such a Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If a Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value such Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of a Fund to sell securities at their fair value. If the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain liquid securities in a Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect a Fund's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.




MONEY MARKET INSTRUMENTS



A Fund may invest for temporary defensive purposes or when opportunities for capital growth do not appear attractive, in short-term corporate and government money market instruments. Money market instruments in which a Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.



Certificates of Deposit ('CDs') are short-term negotiable obligations of commercial banks. Time Deposits ('TDs') are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.



Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the 'FDIC'). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.



Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canandian subsidiaries of domestic banks are guaranteed as to repayment of principal and interst (but not as to sovereign risk) by the domestic parent bank.



Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ('State Branches') may or may not be required to:
(a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and
(b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.



In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBAM will carefully evaluate such investments on a case-by-case basis.


U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed by U.S. government agencies and instrumentalities include obligations that are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association ('Ginnie Maes')); (b) the limited authority of the issuer or guarantor to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks); or (c) only the credit of the issuer or guarantor (e.g., obligations of the Federal Home Loan Mortgage Corporation ('Freddie Macs')). In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

Agencies and instrumentalities that issue or guarantee debt securities and that have been established or sponsored by the U.S. government include, in addition to those identified above, the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.



REAL ESTATE INVESTMENT TRUSTS


The Funds may invest in REITs. REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the 'Code'), and failing to maintain exemption from the 1940 Act.


WARRANTS


The Funds may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


OTHER INVESTMENT COMPANIES


The Funds may from time to time invest in securities of other investment companies, subject to the limits of the 1940 Act. Under the 1940 Act, a Fund may invest a maximum of 10% of its total assets in the securities of other investment companies. In addition, not more than 5% of the Fund's total assets may be invested in the securities of any one investment company and a Fund may not purchase more than 3% of the outstanding voting stock of such investment company.


The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses. Investment in investment companies also may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the investment manager determines that the potential benefits of such investment justify the payment of any applicable premiums.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price.

Each Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of SBAM based on guidelines established by the Board of Directors, are deemed creditworthy. SBAM will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. Each Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, a Fund could experience losses and experience delays in connection with the disposition of the underlying security. To the extent that, in the meantime, the value of the securities that a Fund has purchased has decreased, the Fund could experience a loss. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by a Fund.

SHORT SALES


The Funds may from time to time sell securities short 'against the box.' If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities at no additional cost to a Fund) and will be required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales against the box. If the Fund engages in any short sales against the box, it will incur the risk that the security sold short will appreciate in value after the sale, with the result a Fund will lose the benefit of any such appreciation. A Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility.


LOANS OF PORTFOLIO SECURITIES


Each of the Funds may lend portfolio securities to brokers or dealers or other financial institutions. The procedure for the lending of securities will include the following features and conditions. The borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will invest the collateral in short-term debt securities or cash equivalents and earn the interest thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. If the deposit drops below the required minimum at any time, the borrower may be called upon to post additional cash. If the additional cash is not paid, the loan will be immediately due and the Fund may use the collateral or its own cash to replace the securities by purchase in the open market charging any loss to the borrower. These will be 'demand' loans and may be terminated by the

Fund at any time. A Fund will receive any dividends and interest paid on the securities lent and the loans will be structured to assure that the Fund will be able to exercise its voting rights on the securities. Such loans will be authorized only to the extent that the receipt of income from such activity would not cause any adverse tax consequences to a Fund's shareholders and only in accordance with applicable rules and regulations. The borrowers may not be affiliated, directly or indirectly, with a Fund.


RULE 144A SECURITIES


The Funds may purchase certain restricted securities ('Rule 144A securities') for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act of 1933, as amended (the '1933 Act'). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers.


One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the Securities and Exchange Commission (the 'SEC') stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the Commission stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight. The Board of Directors of each Fund has adopted policies and procedures for the purpose of determining whether securities that are eligible for resales under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, each Board of Directors has delegated to the investment manager the determination as to whether a particular security is liquid or illiquid requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Board of Directors periodically reviews Fund purchases and sales of Rule 144A securities.

To the extent that liquid Rule 144A securities that a Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of a Fund's assets invested in illiquid assets would increase. The investment manager, under the supervision of the Boards of Directors, will monitor Fund investments in Rule 144A securities and will consider appropriate measures to enable a Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.



BORROWING


Each of the Funds may borrow. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the investment manager's strategy and the ability of the Fund to comply with certain provisions of the Code in order to provide 'pass-though' tax treatment to shareholders. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund's shares by increasing the Fund's interest expense.




DERIVATIVES


The Funds may use various investment strategies described below to hedge market risks (such as broad or specific market movements, interest rates and currency exchange rates), to manage the effective maturity or duration of debt instruments held by a Fund, or to seek to increase a Fund's income or gain.

A Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and over-the-counter put and call options on securities, currencies, futures contracts, indices and other financial instruments, and a Fund may enter into interest rate transactions, equity swaps and related transactions, invest in indexed debt securities and other similar transactions which may be developed to the extent the investment manager determines that they are consistent with the applicable Fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to as 'Derivatives'). A Fund's interest rate transactions may take the form of swaps, caps, floors and collars, and a Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies.


None of the Funds is a 'commodity pool' (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC), and Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivatives in certain circumstances will require that a Fund segregate cash or other liquid assets to the extent a Fund's obligations are not otherwise 'covered' through ownership of the underlying security, financial instrument or currency.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the investment manager's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. See 'Risk Factors' below. The degree of a Fund's use of Derivatives may be limited by certain provisions of the Code. see 'Additional Information Concerning Taxes.'

Currency Transactions. A Fund may engage in currency transactions with Counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under 'Swaps, Caps, Floors and Collars.' A Fund may enter into currency transactions only with Counterparties that the investment manager deems to be creditworthy.

A Fund may enter into forward currency exchange contracts when the investment manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar. In those circumstances, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

Currency transactions are subject to risks different from other portfolio transactions, as discussed below under 'Risk Factors.' If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under 'Use of Segregated and Other Special Accounts.'

Futures Contracts. A Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (2) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount). None of the Funds is a commodity pool, and each Fund, where permitted, will use futures contracts and options thereon solely: (i) for bona fide hedging purposes; and
(ii) for other purposes in amounts permitted by the rules and regulations promulgated by the CFTC. A Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ('initial margin') that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ('variation margin') may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. A Fund will not enter into a futures contract or option thereon other than for bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums required to maintain permissible non-bona fide hedging positions in futures contracts and options thereon would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. In addition, the value of a Fund's long futures and options positions (futures contracts on stock or bond indices, interest rates or foreign currencies and call options on such futures contracts) will not exceed the sum of: (a) liquid assets segregated for this purpose; (b) cash proceeds on existing investments due within thirty days; and (c) accrued profits on the particular futures or options positions. The segregation requirements with respect to futures contracts and options thereon are described below under 'Use of Segregated and Other Special Accounts.'

Interest Rate Futures Contracts. A Fund may enter into interest rate futures contracts in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if a Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of each class of the Fund from declining as much as it otherwise would have. A Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows a Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly when the investment manager expects that interest rates may decline, a Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, a Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized. At that time, a Fund could make the intended purchase of the bonds in the cash market and the futures contracts could be liquidated.

At the time of delivery of securities pursuant to an interest rate futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may have a shorter term than the term of the futures contract and, consequently, may not in fact have been issued when the futures contract was entered.


Options. In order to hedge against adverse market shifts or to increase income or gain, a Fund may purchase put and call options or write 'covered' put and call options on futures contracts on stock indices interest rates and currencies. In addition, in order to hedge against adverse market shifts or to increase its income, a Fund may purchase put and call options and write 'covered' put and call options on stocks, stock indices and currencies. A Fund may utilize options on currencies in order to hedge against currency exchange rate risks. A call option is 'covered' if, so long as the Fund is obligated as the writer of the option, it will: (i) own the underlying investment subject to the option; (ii) own securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; (iii) own a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written or (iv) deposit with its custodian in a segregated account liquid assets having a value equal to the excess of the value of the security or index that is the subject of the call over the exercise price. A put option is 'covered' if, to support its obligation to purchase the underlying investment if a put option that a Fund writes is exercised, the Fund will either (a) deposit with its custodian in a segregated account liquid assets having a value at least equal to the exercise price of the underlying investment or (b) continue to own an equivalent number of puts of the same 'series' (that is, puts on the same underlying investment having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same 'class' (that is, puts on the same underlying investment) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction, as described below.


In all cases except for certain options on interest rate futures contracts, by writing a call, a Fund will limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. By writing a put, a Fund will limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the investment's market value at the time of the option exercise over the Fund's acquisition cost of the investment, less the sum of the premium received for writing the option and the positive difference, if any, between the call price paid to the Fund and the Fund's acquisition cost of the investment.

In all cases except for certain options on interest rate futures contracts, in purchasing a put option, a Fund will seek to benefit from a decline in the market price of the underlying investment, while in purchasing a call option, a Fund will seek to benefit from an increase in the market price of the underlying investment. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying investment remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying investment must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs.

In the case of certain options on interest rate futures contracts, a Fund may purchase a put option in anticipation of a rise in interest rates, and purchase a call option in anticipation of a fall in interest rates. By writing a covered call option on interest rate futures contracts, a Fund will limit its opportunity to profit from a fall in interest rates. By writing a covered put option on interest rate futures contracts, a Fund will limit its opportunity to profit from a rise in interest rates.

A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. Should a Fund choose to exercise an option, the Fund will purchase in the open market the securities, commodities or commodity futures contracts underlying the exercised option.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is 'in-the-money' (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under 'Use of Segregated and Other Special Accounts.'

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An 'American' style put or call option may be exercised at any time during the option period, whereas a 'European' style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ('OCC'), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is 'in-the-money' (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as 'Counterparties' and individually referred to as a 'Counterparty') through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any Portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the investment manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as 'primary dealers,' or broker-dealers, domestic or foreign banks, or other financial institutions that the investment manager deems to be creditworthy. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a Fund and the amount of a Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the Sale of put options can also provide gains for a Fund.

A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be 'covered' (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by a Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

A Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Fund's investment objective and the restrictions set forth herein.

A Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, a Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

(a) Options on Stocks and Stock Indices. A Fund may purchase put and call options and write covered put and call options on stocks and stock indices listed on domestic and foreign securities exchanges in order to hedge against movements in the equity markets or to increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Currently, options traded include the Standard & Poor's 100 Index of Composite Stocks, Standard & Poor's 500 Index of Composite Stocks (the 'S&P 500 Index'), the New York Stock Exchange ('NYSE') Composite Index, the American Stock Exchange ('AMEX') Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the investment manager expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the investment manager expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in a Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

(b) Options on Currencies. A Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in 'Forward Currency Exchange Contracts.'

(c) Options on Futures Contracts. A Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.


Interest Rate and Equity Swaps and Related Transactions. A Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. A Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund's portfolio, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.


A Fund may enter into interest rate and equity swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate or equity swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian in accordance with procedures established by the Board of Directors. If a Fund enters into an interest rate or equity swap on other than a net basis, the Fund will maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. A Fund will only enter into interest rate and equity swap, cap, floor or collar transactions with counterparties the investment manager deems to be creditworthy. The investment manager will monitor the creditworthiness of counterparties to its interest rate and equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The investment manager has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells caps, floors and collars it will maintain in a segregated account cash and/or, cash equivalents or other liquid high grade debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to the caps, floors or collars. The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the investment manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The liquidity of swap agreements will be determined by the investment manager based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the percentage restriction on investments in securities that are not readily marketable.

A Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See 'Use of Segregated and Other Special Accounts' below.

There is no limit on the amount of interest rate and equity swap transaction that may be entered into by a Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make, if any. The effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the investment manager deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between a Fund and counterparties to the transactions, the Fund's ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, a Fund's risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. A Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Indexed Securities. A Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Combined Transactions. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the investment manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Fund based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund management objective.

Risk Factors. Derivatives have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the investment manager's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause a Fund to hold a security it might otherwise sell.

The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses. Although a Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

As is the case with futures and options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on a Fund's ability to terminate the transactions at times when SBAM deems it desirable to do so. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, a Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Losses resulting from the use of Derivatives will reduce a Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risks of Derivatives Outside the United States. When conducted outside the United States, Derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. Derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Use of many Derivatives by a Fund will require, among other things, that the Fund segregate liquid assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise 'covered' through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or subcustodian in accordance with procedures established by the Board of Directors. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Fund will require the Fund to segregate liquid high grade debt obligations equal to the exercise price. Except when a Fund enters into a forward contract in connection with the purchase or Sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade debt obligations equal to the amount of the Fund's obligations.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when a Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by a Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, a Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating liquid assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. A Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of liquid assets with a value equal to the Fund's net obligation, if any.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. A Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, a Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

PORTFOLIO TURNOVER

Purchases and Sales of portfolio securities may be made as considered advisable by the investment manager in the best interests of the shareholders. Each Fund intends to limit portfolio trading to the extent practicable and consistent with its investment objectives. Each Fund's portfolio turnover rate may vary from year to year, as well as within a year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund. See 'Portfolio Transactions.'

                    INVESTMENT RESTRICTIONS AND LIMITATIONS


    Unless otherwise indicated, the investment restrictions described below are fundamental investment policies which may be changed only when permitted by law, if applicable, and approved by the holders of a majority of the applicable Fund's outstanding voting securities, which, as defined by the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Except for: (i) the investment restrictions set forth below which are indicated as fundamental policies; and (ii) each Fund's investment objective(s) as described in the Prospectus, the other policies and percentage limitations referred to in this SAI and in the Prospectus are not fundamental policies of the Funds and may be changed by vote of the Board of Directors without shareholder approval.


    If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction set forth below is adhered to at the time a transaction is effected, a later change in percentage ownership of a security or kind of security resulting from changing market values or a similar type of event will not be considered a violation of such policy or restriction.

INVESTMENT RESTRICTIONS


Each of the All Cap Value Fund and Large Cap Core Equity Fund may not:


    (1) underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

    (2) purchase or sell real estate, although a Fund may purchase and sell securities of companies which deal in real estate, may purchase and sell marketable securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities;

    (3) purchase or sell commodities or commodity contracts except that a Fund may engage in hedging and derivative transactions to the extent permitted by its investment policies as stated in the Prospectus and this Statement of Additional Information;

    (4) make loans, except that (a) a Fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) a Fund may enter into repurchase agreements with respect to portfolio securities, subject to applicable limitations of its investment policies, (c) a Fund may lend portfolio securities with a value not in excess of one-third of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities, and (d) delays in the settlement of securities transactions will not be considered loans;

    (5) purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization;

    (6) Issue senior securities except as may be permitted by the 1940 Act.


    In addition, each of the All Cap Value Fund and Large Cap Core Equity Fund may not:


    (7) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions, and except for initial and variation margin payments in connection with purchases or sales of futures contracts);


    (8) purchase or retain any securities of an issuer if one or more persons affiliated with a Fund owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;



    (9) invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit a Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities;





(10) invest for the purpose of exercising control over the management of any company.

Investment restrictions (1) through (6) described above are fundamental policies of each of the Funds. Restrictions (7) through (10) are non-fundamental policies.




                                   * * * * *

Each Fund may, in the future, seek to achieve its investment objective(s) by investing all of its assets in a no-load, open-end management investment company for which SBAM serves as investment manager and which has substantially the same investment objective(s) and policies and substantially the same investment restrictions as those applicable to such Fund. In such event, the Fund's applicable investment advisory agreement would be terminated since the investment management would be performed by or on behalf of such other registered investment company.

                                   MANAGEMENT

The business and affairs of each Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Funds and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment manager, administrator, custodian and transfer agent. The Funds' day-to-day operations are delegated to the investment manager and administrator.

DIRECTORS AND OFFICERS


The directors and executive officers of the Company for the past five years are listed below. The address of each, unless otherwise indicated, is Seven World Trade Center, New York, New York 10048. Certain of the directors and officers are also directors and officers of one or more other investment companies for which SBAM, the Fund's investment manager, acts as investment adviser. 'Interested directors' of the Fund (as defined in the 1940 Act) are indicated by an asterisk.


                                  SERIES FUNDS


NAME, ADDRESS AND AGE               POSITION(S) HELD   PRINCIPAL OCCUPATION(S) PAST 5 YEARS
---------------------               ----------------   ------------------------------------
Charles F. Barber ................  Director and Audit  Consultant. Formerly, Chairman of the
66 Glenwood Drive                   Committee           Board of ASARCO Incorporated.
Greenwich, CT 06830                 Member
Age: 84

Carol L. Colman ..................  Director and        President of Colman Consulting
Colman Consulting                   Chairman of Audit
278 Hawley Road                     Committee
North Salem, NY 10560
Age: 55

Daniel P. Cronin .................  Director and Audit  Associate General Counsel, Pfizer, Inc.
Pfizer, Inc.                        Committee Member
235 East 42nd Street
New York, NY 10017
Age: 55

Heath B. McLendon* ...............  Director, Chairman  Managing Director, Salomon Smith Barney,
Age: 67                             and President       Inc. ('SSB'); President and Director,
                                                        Smith Barney Fund Management LLC ('SBFM')
                                                        and Travelers Investment Adviser, Inc.
                                                        ('TIA')

Peter J. Wilby ...................  Executive Vice      Managing Director of SBAM and SSB since
Age: 42                             President           January 1996. Prior to January 1996, he
                                                        was a Director of SBAM and SSB.

Beth A. Semmel ...................  Executive Vice      Managing Director of SBAM and SSB since
Age: 40                             President           January 1999. Prior to that she was a
                                                        Director of SBAM and SSB since January
                                                        1996 and from May 1993 to December 1995,
                                                        she was a Vice President of SBAM and SSB.

Maureen O'Callaghan ..............  Executive Vice      Managing Director of SBAM and SSB since
Age: 37                             President           January 2001. Prior to January 2001 she
                                                        was a Director of SBAM and SSB since
                                                        January 1998 and a Vice President of SBAM
                                                        and SSB from October 1988 to December
                                                        1997.

NAME, ADDRESS AND AGE               POSITION(S) HELD   PRINCIPAL OCCUPATION(S) PAST 5 YEARS
---------------------               ----------------   ------------------------------------
James E. Craige ..................  Executive Vice     Managing Director of SBAM and SSB since
Age: 33                             President          January 1999. Prior to January 1999 he was
                                                       a Director of SBAM and SSB since January
                                                       1998 and a Vice President of SBAM and SSB
                                                       from 1992 to December 1997.

Thomas K. Flanagan ...............  Executive Vice     Managing Director of SBAM and SSB since
Age: 48                             President          January 1999. Prior to that he was a
                                                       Director of SBAM and SSB since 1991.

Nancy Noyes ......................  Vice President     Director of SBAM and SSB since January
Age: 41                                                1996. From August 1992 to January 1996,
                                                       she was a Vice President of SBAM and SSB.

Robert E. Amodeo .................  Executive Vice     Director of SBAM and SSB since January
Age: 36                             President          1999. Prior to that he was a Vice
                                                       President of SBAM and SSB from January
                                                       1996. Prior to that served as an assistant
                                                       portfolio manager.

Charles K. Bardes ................  Executive Vice     Vice President of SBAM and SSB since
Age: 41                             President          January 1997. From June 1988 to January
                                                       1997 served as portfolio manager at SBAM.

Thomas Croak .....................  Executive Vice     Vice President of SBAM and SSB since
Age: 39                             President          January 1995. Prior to 1995 he was a Vice
                                                       President of SSB.

George Williamson ................  Executive Vice     Director of SBAM and SSB since January
Age: 67                             President          1999. Prior to January 1996, he was a Vice
                                                       President of SBAM and SSB.
Lewis E. Daidone .................  Executive Vice     Managing Director of SSB since 1990.
125 Broad Street                    President and      Director and Senior Vice President of SBFM
New York, NY 10004                  Treasurer          and TIA.
Age: 43

Christina T. Sydor ...............  Secretary          Managing Director of SSB; General Counsel
Age: 50                                                and Secretary of SBFM and TIA

Anthony Pace .....................  Controller         Director of SSB since January 2001. Prior
125 Broad Street                                       to January 2001, he was a Vice President
New York, NY 10004                                     of SSB since 1995.
Age: 35


To come.




COMPENSATION TABLE


The following table provides information concerning the compensation paid during the fiscal year ended December 31, 2000 to each director of the Company. The Company does not provide any pension or retirement benefits to directors. In addition, no remuneration was paid during the fiscal year ended December 31, 2000 by the Company to officers of any company, including to Mr. McLendon, that is affiliated with SBAM. Accordingly, Mr. McLendon is an 'interested person,' as defined in the 1940 Act.

                                          AGGREGATE       TOTAL COMPENSATION
                                         COMPENSATION      FROM OTHER FUNDS
NAME                                   FROM THE COMPANY   ADVISED BY SBAM(A)   TOTAL COMPENSATION(A)
----                                   ----------------   ------------------   ---------------------
Charles F. Barber....................       $8,909             $127,450(2)           $136,359(3)*
Carol L. Colman......................       $8,409             $ 44,125(6)           $ 52,534(7)
Daniel P. Cronin.....................       $8,909             $ 48,200(6)           $ 57,109(7)


---------
(A) The numbers in parenthesis indicate the applicable number of investment company directorships held by that director.

* In addition, Mr. Barber received $14,125 in deferred compensation from investment companies advised by affiliates of SBAM.

                               INVESTMENT MANAGER

Each Fund retains SBAM to act as its investment manager. SBAM serves as the investment manager to numerous individuals and institutions and other investment companies. SBAM is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc, which in turn is a wholly owned subsidiary of Citigroup Inc ('Citigroup').

The management contract between SBAM and each respective Fund provides that SBAM shall manage the operations of the Fund, subject to policies established by the Board of Directors. Pursuant to the applicable management contract, SBAM manages each Fund's investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund's officers and directors regularly. SBAM also provides the office space, facilities, equipment and personnel necessary to perform the following services for each Fund: Commission compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including coordination of functions of administrator, transfer agent, custodian, accountants, counsel and other parties performing services or operational functions for each Fund: certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, and account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services to each Fund's shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries and maintaining a flow of information to shareholders.


Investment decisions for a particular Fund are made independently from those of other funds or accounts managed by SBAM. Such other funds or accounts may also invest in the same securities as a Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as a Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.



As compensation for its services, SBAM receives, on behalf of each Fund a monthly management fee, at annual rate based upon the average daily net assets of the Fund as follows: .65% for the Large Cap Core Equity Fund and .75% for the All Cap Value Fund.



The management contract for each Fund provides that it will continue for an initial two year period and thereafter for successive annual periods. Under the terms of the management contract between each Fund and SBAM, neither SBAM nor its affiliates shall be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the wilful misfeasance, bad faith or gross negligence on either the part of SBAM or its affiliate or from reckless disregard by it of its obligations and duties under the Management Contract ('disabling conduct').



Rule 17j-1 under the 1940 Act requires all registered investment companies and their investment advisers and principal underwriters to adopt written codes of ethics and institute procedures designed to prevent 'access persons' (as defined in Rule 17j-1) from engaging in any fraudulent, deceptive or manipulative trading practices. The Board of Directors for the Company has adopted a code of ethics (the 'Fund Code') that incorporates personal trading policies and procedures applicable to access persons of each Fund, which includes officers, directors and other specified persons who may make, participate in or otherwise obtain information concerning the purchase or sale of securities by the Fund. In addition, the Fund Code attaches and incorporates personal trading policies and procedures applicable to access persons of the investment manager and if applicable, any sub-adviser to each Fund, which policies serve as such adviser's code of ethics (the 'Adviser Code'). The Fund and Adviser Codes have been designed to address potential conflict of interests that can arise in connection with the personal trading activities of investment company and investment advisory personnel.

Pursuant to the Fund and Adviser Codes, access persons are generally permitted to engage in personal securities transactions, provided that a transaction does not involve securities that are being purchased or sold, are being considered for purchase or sale, or are being recommended for purchase or sale by or for a Fund. In addition, the Adviser Code contains specified prohibitions and blackout periods for certain categories of securities and transactions, including a prohibition on short-term trading and purchasing securities during an initial public offering. The Adviser Code, with certain exceptions, also requires that access persons obtain preclearance to engage in personal securities transactions. Finally, the Fund and Adviser Codes require access persons to report all personal securities transactions periodically.

ADMINISTRATOR


Smith Barney Fund Management LLC ('SBFM'), located at 7 World Trade Center, New York, New York 10048, provides certain administrative services to each Fund and receives a fee equal to [.05%] of the Fund's average net daily assets.




DISTRIBUTOR


Salomon Smith Barney Inc, ('Distributor') located at 388 Greenwich Street, New York, New York 10013, serves as each Fund's distributor pursuant to a distribution contract. Salomon Smith Barney Inc is a wholly owned subsidiary of Citigroup, Inc.



Rule 12b-1 promulgated under the 1940 Act (the 'Rule') provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of Directors of the Company has adopted a services and distribution plan with respect to each class of shares (other than Class O and Class Y) of each Fund pursuant to the Rule (the 'Plan'). The Board of Directors of the Company has determined that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.



A quarterly report of the amounts expended with respect to each Fund under the applicable Plan, and the purposes for which such expenditures were incurred, is presented to the Board of Directors for its review. In addition, each Plan provides that it may not be amended with respect to any class of shares of the applicable Fund to increase materially the costs which may be borne for distribution pursuant to the Plan without the approval of shareholders of that class, and that other material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither 'interested persons,' as defined in the 1940 Act, nor have any direct or indirect financial interest in the operation of the Plan or any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan and any related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated with respect to a Fund or any class thereof at any time by vote of a majority of the Directors who are not 'interested persons' and have no direct or indirect financial interest in the operation of the Plan or in any related agreement or by vote of a majority of the shares of a Fund or class, as the case may be.




EXPENSES

Each Fund's expenses include taxes, interest, fees and salaries of such Fund directors and officers who are not directors, officers or employees of the Fund's service contractors, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. Fund expenses are allocated to a particular class of Fund shares based on either expenses identifiable to the class or the relative net assets of the class and other classes of Fund shares.

                             PORTFOLIO TRANSACTIONS

Subject to policy established by the Board of Directors, the investment manager is primarily responsible for each Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

Fixed-income, certain short-term securities and certain equities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities may also be purchased or sold through brokers who will be paid a commission.

The general policy of each Fund in selecting brokers and dealers is to obtain the best results taking into account factors such as the general execution and operational facilities of the broker or dealer, the type and size of the transaction involved, the creditworthiness of the broker or dealer, the stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the investment manager's arrangements related thereto (as described below), overall performance, the dealer's risk in positioning the securities involved, and the broker's commissions and dealer's spread or mark-up. While the investment manager generally seeks the best price in placing its orders, a Fund may not necessarily be paying the lowest price available. The purchase by a Fund of Participations or Assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may be required to pay fees to the seller or forego a portion of payments in respect of the Participation Agreement.

Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, the investment manager may select brokers who charge a commission in excess of that charged by other brokers, if the investment manager determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the investment manager by such brokers. Research services generally consist of research or statistical reports or oral advice from brokers and dealers regarding particular companies, industries or general economic conditions. The investment manager may also have arrangements with brokers pursuant to which such brokers provide research services to the investment manager in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases a Fund's costs, the investment manager does not believe that the receipt of such brokerage and research services significantly reduces its expenses as a Fund's investment manager. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the investment manager by brokers who effect securities transactions for a Fund may be used by the investment manager in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the investment manager by brokers who effect securities transactions for other investment companies and accounts which the investment manager manages may be used by the investment manager in servicing a Fund. Not all of these research services are used by the investment manager in managing any particular account, including the Funds.

Under the 1940 Act, 'affiliated persons' of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which the investment manager or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 promulgated under the 1940 Act.


Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through 'affiliated broker/dealers,' as defined in the 1940 Act. The Company's Board of Directors has adopted procedures in accordance with Rule 17e-1 promulgated under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate. Any such compensation will be paid in accordance with applicable SEC regulations.

                                NET ASSET VALUE


Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by a Fund in valuing its assets. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of each Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE. With respect to each Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.


In calculating net asset value, portfolio securities listed or traded on national securities exchanges, or reported by the NASDAQ National Market reporting system, are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.


Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the investment manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Directors. Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Company.

                        ADDITIONAL PURCHASE INFORMATION

TIMING OF PURCHASE ORDERS


Orders for the purchase of Fund shares received by selected dealers by the close of regular trading on the NYSE (currently, 4:00 p.m., New York time) on any day that a Fund calculates its net asset value and either transmitted to Distributor by the close of its business day (normally 5:00 p.m., New York time) or transmitted by dealers to PFPC Global Fund ('PFPC' or the 'Transfer Agent'), through the facilities of the National Securities Clearing Corporation ('NSCC') by 7:00 p.m., New York time, on that day will be priced according to the net asset value determined on that day plus any applicable sales charge. Otherwise, the orders will be priced as of the time the net asset value is next determined. See 'Buying Shares and Exchanging Shares' in the Prospectus. It is the dealers' responsibility to ensure that orders are transmitted on a timely basis to Distributor or PFPC through the facilities of NSCC. Any loss resulting from a dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. See 'How to Open an Account and Purchase Shares' above for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to the investor's account.


Funds transmitted by a wire system other than the Federal Reserve Wire System generally take one business day to be converted into federal funds. In those cases in which an investor pays for shares by a check drawn on a member bank of the Federal Reserve System, federal funds generally will become available on the business day after the check is deposited. Checks drawn on banks which are not members of the Federal Reserve System or foreign banks may take substantially longer to be converted into federal funds.

CLASS A SHARES


Volume Discounts. The schedule of sales charges on Class A shares described in the Prospectus relating to Class A shares applies to purchases made by any 'purchaser,' which is defined to include the following: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the 'Code'), and qualified employee benefit plans of employers who are 'affiliated persons' of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the Commission under the Advisers Act) purchasing shares of a Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should call (800) 446-1013.


Group Purchases. A reduced sales charge is available to employees (and partners) of the same employer purchasing as a group. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth in the Prospectus and will be based upon the aggregate sales of Class A shares to, and share holdings of, all members of the group. To be eligible for such reduced sales charges, all purchases must be pursuant to an employer or partnership sanctioned plan meeting certain requirements; one such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plans include, but are not limited to, plans which provide for payroll deductions and retirement plans under Sections 401 or 408 of the Code. The Distributor may also offer a reduced sales charge for aggregating related fiduciary accounts under such conditions that the Distributor will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of a Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares previously purchased and still owned by the group, plus the amount of the current purchase. A 'qualified group' is one which: (i) has been in existence for more than six months; (ii) has a purpose other than acquiring Fund shares at a discount; and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a Fund and the members, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at no cost to the Distributor. In order to obtain such reduced sales charge, the purchases must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of the Distributor.

Initial Sales Charge Waivers. In addition to those types of investors set forth in the Prospectus who are eligible for waiver of the initial sales charge on purchases of Class A shares, investors who, authorized by and as a result of a direct relationship with the fund's portfolio manager, purchase shares directly at the Fund, will also have the initial sales charge waived when purchasing Class A shares.

Sales Charge Reallowance. Purchases of Class A shares of a Fund may be made at each fund's respective net asset value per share plus the applicable sales charge set forth in the Prospectus. Members of the selling group typically receive up to 90% of the sales charge. Members of the selling group may from time to time and for a limited period, receive 100% of the applicable sales charge for the purchase of a Fund's Class A shares.

Right of Accumulation. Reduced sales charges, in accordance with the schedule in the Prospectus relating to Class A shares, apply to any purchase of Class A shares if the aggregate investment in Class A shares of all funds in the Salomon Brothers Investment Series, excluding holdings in Class B and Class 2 shares and shares purchased or held in the Cash Management Fund and/or the New York Municipal Money Market Fund, and including the purchase being made, of any purchaser is $50,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. A Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should call (800) 446-1013.


Letter of Intent. For the purposes of determining which sales charge level set forth in the Prospectus is applicable to a purchase of Class A shares, investors may also establish a total investment goal in shares of the Funds to be achieved over a thirteen-month period and may purchase Class A shares during such period at the applicable reduced front end sales charge. All Class A shares in the Salomon Brothers Investment Series (excluding Class A shares purchased or held in the Cash Management Fund or the New York Municipal Money Market Fund), previously purchased and still beneficially owned by the investor and his or her spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a level specified in the table in the Prospectus.


Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the transfer agent in the name of the purchaser. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

The Letter of Intent does not obligate the investor to purchase, nor any Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the front end sales charge otherwise applicable to the purchases of Class A shares made during this period and the sales charge actually paid. If a payment is due under the preceding sentence, it must be made directly to the transfer agent within twenty days of notification or, if not paid, the transfer agent will liquidate sufficient escrowed shares to obtain such difference. For additional information, shareholders should contact the applicable Fund, the transfer agent or eligible securities dealers.

DISTRIBUTION FEES


Each class of each Fund is authorized, pursuant to a services and distribution plan applicable to that class of shares (the 'Class A Plan,' the 'Class B Plan' and the 'Class 2 Plan,' collectively, the 'Plans') adopted pursuant to Rule 12b-1 promulgated under the 1940 Act, to pay Salomon Smith Barney an annual service fee with respect to Class A, Class B and Class 2 shares of the applicable Fund at the rate of .25% of the value of the average daily net assets of the respective class. Salomon Smith Barney is also paid an annual distribution fee with respect to Class B shares of each Fund at the rate of .75% of the value of the average daily net assets of the respective class. Salomon Smith Barney is also paid an annual distribution fee at the rate of .75% of the value of the average daily net assets of the Fund's Class 2 shares. Class O and Class Y shares are not subject to a services and distribution plan. The service fees are used for servicing shareholder accounts, including payments by Salomon Smith Barney to selected securities dealers. The distribution fees are paid to Salomon Smith Barney to compensate for activities primarily intended to result in the sale of Class B and Class 2 shares.


The expenses incurred in connection with these activities include: costs of printing and distributing the Funds' Prospectus, SAI and sales literature to prospective investors; an allocation of overhead and other Salomon Smith Barney branch office distribution-related expenses; payments to and expenses of other persons who provide support services in connection with the distribution of the shares; any other costs and expenses relating to distribution or sales support activities; compensation for Salomon Smith Barney's initial expense of paying investment representatives or introducing brokers a commission upon the sale of the Funds' shares; and accruals for interest on the amount of the foregoing expenses that exceed the amount of the distribution fee and the CDSC received by the Salomon Smith Barney. Under the Plans, Salomon Smith Barney may retain all or a portion of the service and distribution fees. The payments to selected securities dealers may include a commission paid at the time of sale and a continuing fee based upon the value of the average daily net assets of the applicable class of shares that remain invested in a Fund (a 'trail fee') with respect to accounts that dealers continue to service.


With respect to Class B shares, Salomon Smith Barney will pay broker-dealers at the time of sale a commission of 4% of the purchase amount and a quarterly trail fee at an annual rate of .25% which will begin to accrue immediately after settlement. With respect to Class 2 shares of the Funds, Salomon Smith Barney will pay broker-dealers at the time of sale a commission of 2.00% of the purchase amount and a quarterly trail fee at an annual rate of 1.00% which will begin to accrue one year after settlement. In addition, with respect to Class A shares, Salomon Smith Barney will pay broker-dealers at the time of sale a commission and a quarterly trail commission at an annual rate of .25% which will begin to accrue immediately after settlement.


Sales personnel of broker/dealers distributing each Fund's shares and any other persons entitled to receive compensation for selling or servicing a Fund's shares may receive different compensation for selling or servicing one class of shares over another. The distribution and shareholder service expenses incurred by Salomon Smith Barney and dealers in connection with the sale of shares will be paid, in the case of Class A and Class 2 shares, from the proceeds of front end sales charges and the ongoing service fees; and in the cases of Class B and Class 2 shares, from the proceeds of applicable CDSCs and ongoing distribution and service fees. Investors should understand that the purpose of the front end sales charge and ongoing service fees applicable to Class A shares is the same as that of the CDSCs and ongoing distribution and service fees applicable to Class B shares.

The Plans provide that Salomon Smith Barney may make payments to assist in the distribution of a Fund's shares out of the other fees received by it or its affiliates from such Fund, its past profits or any other sources available to it. From time to time, Salomon Smith Barney may waive receipt of fees under a Plan while retaining the ability to be paid under such Plan thereafter. The fees payable to Salomon Smith Barney under the Plans and payments by Salomon Smith Barney to selected securities dealers are payable without regard to actual expenses incurred.

Salomon Smith Barney may, from time to time, assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives which may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families within or outside the United States. Participation of registered representatives in such informational programs may require the sale of minimum dollar amounts of shares of the Funds. In addition, Salomon Smith Barney may also, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentives to dealers who sell a minimum dollar amount of shares of the Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state. Incentive payments will be provided for out of the front end sales charges and CDSCs retained by Salomon Smith Barney, any applicable Plan payments or Salomon Smith Barney's other resources. Other than Plan payments, the Funds do not bear distribution expenses.

                       ADDITIONAL REDEMPTION INFORMATION


If the Board of Directors shall determine that it is in the best interests of the remaining shareholders of a Fund, such Fund may pay the redemption price in whole, or in part, by a distribution in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.


Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                    ADDITIONAL INFORMATION CONCERNING TAXES

TAXATION OF A FUND

The following discussion is a brief summary of certain additional tax considerations affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with specific questions relating to federal, state, local or foreign taxes.

Each Fund intends to qualify and elect to be treated as a regulated investment company (a 'RIC') under Subchapter M of the Code. Qualification as a RIC requires, among other things, that a Fund: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of a Fund's assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs).

As a RIC, a Fund will not be subject to federal income tax on its 'net investment income' (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and 'net capital gain' (the excess of the Fund's net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes 90% of its net investment income for such taxable year. However, each Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income from municipal obligations and to alternative minimum tax (currently at a maximum rate of 28%) on alternative minimum taxable income, which includes interest income on certain 'private activity' obligations that is otherwise exempt from tax. Each Fund expects to designate amounts retained as undistributed net capital gain in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the 35% tax paid by a Fund on the undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed net capital gain included in the shareholder's income.


A Fund will be subject to a non-deductible 4% excise tax to the extent that a Fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for such calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed income and gains from the preceding calendar year (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end.

All dividends and distributions to shareholders of a Fund of net investment income will be taxable to shareholders whether paid in cash or reinvested in additional shares. For federal income tax purposes, distributions of net investment income which includes the excess of the Fund's net realized short-term capital gains over net realized long-term capital losses, are taxable to shareholders as ordinary income. A portion of such dividends may qualify for the dividends received deduction available to corporations.


Distributions of net capital gain designated by a Fund as 'capital gain dividends' will be taxable as long-term capital gain, whether paid in cash or additional shares, regardless of how long the shares have been held by such shareholders, and such distributions will not be eligible for the dividends received deduction. In general, the maximum federal income tax rate imposed on long-term capital gain of individuals is 20% (or 18% for capital assets that have been held for more than five years, and whose holding periods began after December 31, 2000). [The maximum federal income tax rate imposed on individuals with respect to ordinary income (and short-term capital gain, which currently is taxed at the same rates as ordinary income) will be 39.1%.] With respect to corporate taxpayers, long-term capital gain currently is taxed at the same federal income tax rates as ordinary income and short-term capital gain. Investors should consider the tax implications of buying shares shortly before the record date of a distribution because distributions will be taxable even though the net asset value of shares of a Fund is reduced by the distribution.


Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest. The investment yield of a Fund investing in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes but may not be able to claim a foreign tax credit or deduction for these foreign taxes. In addition, a Fund investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of a Fund making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

The redemption, sale or exchange of shares of one Fund for shares of another is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of a Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of a Fund before holding them for more than six months, any loss on the sale or other disposition of such shares shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or credited to the shareholder as an undistributed capital gain) with respect to such shares or (ii) disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Generally, shareholders will be taxable on dividends or distributions in the year of receipt. However, if a Fund declares a dividend or distribution in October, November or December to shareholders of record on a specified date in such a month which is actually paid during the following January, it will be deemed to have been received by the shareholders and paid by the Fund no later than December 31 of the year in which the dividend or distribution is declared.

Each Fund may be required to withhold federal income tax ('backup withholding') from dividends (other than exempt-interest dividends) and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if
(i) the payee fails to furnish the Fund with the payee's correct taxpayer identification number (e.g., an individual's social security number), (ii) the Internal Revenue Service ('IRS') notifies the Fund that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the payee fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability.

Certain Funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See 'Additional Investment Activities and Risk Factors -- Derivatives.' Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Fund and defer recognition of certain of a Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to 'mark-to-market' certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement for RIC qualification and avoid both the corporate level tax and the 4% excise tax. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

A Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a RIC under subchapter M of the Code.

A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds or zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or in obligations having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

If the Fund purchases shares in a 'passive foreign investment company' (a 'PFIC'), the Fund may be subject to U.S. federal income tax on a portion of any 'excess distribution' or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a 'qualified electing fund' under the Code (a 'QEF'), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the 90% and excise tax distribution requirements.

TAXATION OF U.S. SHAREHOLDERS

The Prospectus describes each Fund's policy with respect to distribution of net investment income and any net capital gain. Shareholders should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those shareholders purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Shareholders receiving a distribution in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the distribution date, of the shares received and will have a cost basis in each share received equal to the fair market value of a share of a Fund on the distribution date. Shareholders will be notified annually as to the federal tax status of distributions, and shareholders receiving distributions in the form of shares will receive a report as to the fair market value of the shares received.

Gain or loss on the sale or other disposition of Fund shares will result in capital gain or loss to shareholders who hold their shares as capital assets. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. In the case of individuals, long-term capital gain is taxed at a maximum rate of 20% (or 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000). In the case of corporate taxpayers, long-term capital gain is taxed at the same federal income tax rates as ordinary income and short-term capital gain, the maximum rate being 35%. Not later than 60 days after the close of its taxable year the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. If a shareholder redeems or exchanges shares of a Fund before he or she has held them for more than six months, any short-term capital loss on such redemption or exchange will be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or credited to the shareholder as an undistributed capital gain) with respect to such shares or (ii) disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.


It is expected that a portion of the dividends of net investment income received by corporate shareholders from a Fund will qualify for the federal dividends received deduction generally available to corporations. The dividends received deduction for corporate shareholders may be disallowed or reduced if the securities with respect to which dividends are received by a Fund are

(1) considered to be 'debt-financed' (generally, acquired with borrowed funds),
(2) held by a Fund for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) or (3) subject to certain forms of hedges or short sales. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. The amount of any dividend distribution eligible for the corporate dividends received deduction will be designated by a Fund in a written notice within 60 days of the close of the taxable year.


A Fund may be subject to certain taxes, including without limitation, taxes imposed by foreign countries with respect to its income and capital gains. If a Fund qualifies as a RIC, certain distribution requirements are satisfied and more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for United States federal income tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under the United States income tax principles, as paid by its shareholders.



STATE AND LOCAL TAX MATTERS

Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the regulated investment company holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.



                        PERFORMANCE INFORMATION AND DATA


From time to time, a Fund may advertise its 'yield,' 'tax-equivalent yield,' 'effective yield,' 'distribution rate' and/or standardized and nonstandardized 'average annual total return' over various periods of time. Total return and yield quotations are computed separately for each class of shares of a Fund. Total return figures show the average annual percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by a Fund during the period were reinvested in shares of the same class. Total return figures for the Funds' Class A shares and Class 2 Shares include the maximum initial sales charge and for Class B and Class 2 shares include any applicable CDSC during the measuring period. These figures also take into account the service and distribution fees, if any, payable with respect to each class of a Fund's shares.

Total return figures will be given for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering average total return figures for periods longer than one year, it is important to note that the total return for any one year in the period might have been greater or less than the average for the entire period. 'Aggregate total return' figures may be used for various periods, representing the cumulative change in value of an investment in Fund shares for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate total return may be calculated either with or without the effect of the maximum sales charge for the Class A shares or Class 2 shares or any applicable CDSC for Class B and Class 2 shares, and may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in the value of initial investment, income dividends and capital gains distributions). Because of the differences in sales charges, distribution fees and certain other expenses, the performance for each of the classes will differ.



The distribution rate of a fund is calculated by dividing the annualization of the most recent month's distribution by the maximum offering price at the end of the month.


Furthermore, in reports or other communications to shareholders or in advertising materials, performance of Fund shares may be compared with that of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, ICB Donaghue's Money Fund Report, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. The yield of the Cash Management Fund and the New York Municipal Money Market Fund may also be compared to yields set forth in the weekly statistical release H.15(519) or the monthly statistical release designated G.13(415) published by the Board of Governors of the Federal Reserve System.

Total return figures are calculated separately for Class A, Class B, Class 2 and Class O shares of a Fund. Calculations are adjusted for the different front end sales charges and CDSCs currently payable with respect to each class and are based on expenses actually paid by each Fund for the periods presented.

A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of Fund shares for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in Fund shares with certain bank deposits or other investments that pay a fixed return for a stated period of time. Investors comparing a Fund's performance with that of other mutual funds should give consideration to the nature, quality and maturity of the respective investment companies' portfolio securities and market conditions. An investor's principal is not guaranteed by any Fund.

AVERAGE ANNUAL TOTAL RETURN

A Fund's 'average annual total return' figures are computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

       P(1+T)'pp'n = ERV

Where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years

 ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-5 or 10-year period at the end of such period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

In calculating the ending redeemable value, for Class A and Class 2 shares, the current maximum front end sales charge (as a percentage of the offering price) is deducted from the initial $1,000 payment, and for Class B and Class 2 shares, the applicable CDSC imposed on redemption is deducted. The schedules of front end sales charges and CDSCs due upon redemption are described under 'Choosing a Class of Shares to Buy' in the Prospectus.



AGGREGATE TOTAL RETURN

The 'aggregate total return' figures for each class of a Fund, as described herein, represent the cumulative change in the value of an investment in Fund shares of such class for the specified period and are computed by the following formula:

                    AGGREGATE TOTAL RETURN = ERV - P
                                             -------
                                                P

Where:   P = a hypothetical initial payment of $10,000.

       ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of such period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



                              SHAREHOLDER SERVICES

Exchange Privilege. Shareholders may exchange all or part of their Fund shares for shares of the same class of other funds in the Salomon Brothers Investment Series, as indicated in the Prospectus, to the extent such shares are offered for sale in the shareholder's state of residence.

The exchange privilege enables shareholders of a Fund to acquire shares in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold.

Exercise of the exchange privilege is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The price of the shares of the fund into which shares are exchanged will be the new cost basis for tax purposes.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds immediately invested in shares of the fund being acquired at a price equal to the then current net asset value of such shares plus any applicable sales charge.

All accounts involved in a telephone or telegram exchange must have the same registration. If a new account is to be established, the dollar amount to be exchanged must be at least as much as the minimum initial investment of the fund whose shares are being purchased. Any new account established by exchange will automatically be registered in the same way as the account from which shares are exchanged and will carry the same dividend option.

The exchange privilege is not designed for investors trying to catch short-term savings in market prices by making frequent exchanges. A fund reserves the right to impose a limit on the number of exchanges a shareholder may make. Call or write the applicable fund for further details.

Automatic Withdrawal Plan. With respect to any Fund, an Automatic Withdrawal Plan may be opened with an account having a minimum account value as described in the Prospectus. All dividends and distributions on the shares held under the Withdrawal Plan are automatically reinvested at net asset value in full and fractional shares of the same class of a Fund. Withdrawal payments are made by PFPC, as agent, from the proceeds of the redemption of such number of shares as may be necessary to make each periodic payment. As such redemptions involve the use of capital, over a period of time they may exhaust the share balance of an account held under a Withdrawal Plan. Use of a Withdrawal Plan cannot assure realization of investment objectives, including capital growth or protection against loss in declining markets. A Withdrawal Plan can be terminated at any time by the investor, a Fund or PFPC upon written notice.

The Withdrawal Plan will not be carried over on exchanges between funds or classes. A new Withdrawal Plan application is required to establish the Withdrawal Plan in the new fund or class. For additional information, shareholders should call (800) 446-1013 for more information.

Reinstatement Privilege. A shareholder may return any dividend, capital gain or redemption check to a Fund within 60 days of the transaction and have it reinvested at the applicable net asset value without incurring a sales charge. With regard to Class A shares, a shareholder may reinstate at net asset value any portion of shares which have been previously redeemed if the redemption occurred within 60 days of the request. With regard to Class B and Class 2 shares, if an investor redeems Class B or Class 2 shares and pays a CDSC upon redemption, and then uses those proceeds to purchase Class B or Class 2 shares of any fund in The Salomon Brothers Investment Series within 60 days, the Class B or Class 2 shares purchased will be credited with any CDSC paid in connection with the prior redemption. There are no restrictions on the number of times a shareholder may use the Reinstatement Privilege.

Any gain recognized on a redemption or repurchase is taxable despite the reinstatement in the Fund. Any loss realized as a result of the redemption or repurchase may not be allowed as a deduction for federal income tax purposes but may be applied, depending on the amount reinstated, to adjust the cost basis of the shares acquired upon reinstatement. In addition, if the shares redeemed or repurchased had been acquired within the 60 days preceding the redemption or repurchase, the amount of any gain or loss on the redemption or repurchase may have to be computed without regard to any sales charges incurred on the redeemed or repurchased shares (except to the extent those sales charges exceed the sales charges waived in connection with the reinstatement).

Self Employed Retirement Plans. The Funds offer a prototype retirement plan for self-employed individuals. Under such plan, self-employed individuals may contribute out of earned income to purchase Fund shares.

Boston Safe Deposit and Trust Company ('Boston Safe') has agreed to serve as custodian and furnish the services provided for in the plan and the related custody agreement. Boston Safe will charge individuals adopting a self employed retirement plan an application fee as well as certain additional fees for its services under the custody agreement.

For information required for adopting a self employed retirement plan, including information on fees, obtain the form of the plan and custody agreement available from a Fund. Because application of particular tax provisions will vary depending on each individual's situation, consultation with a financial adviser regarding a self employed retirement plan is recommended.

Individual Retirement Accounts. A prototype individual retirement account ('IRA') is available, which has been approved as to form by the IRS. Contributions to an IRA made available by a Fund may be invested in shares of such Fund and/or certain other mutual funds managed by SBAM.

Boston Safe has agreed to serve as custodian of the IRA and furnish the services provided for in the custody agreement. Boston Safe will charge each IRA an application fee as well as certain additional fees for its services under the custody agreement. In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.

Contributions in excess of allowable limits, premature distributions to an individual who is not disabled before age 59 1/2 or insufficient distributions after age 70 1/2 will generally result in substantial adverse tax consequences.

For information required for adopting an IRA, including information fees, investors may obtain the form of custody agreement and related materials, including disclosure materials, by calling (800) 446-1013. Consultation with a financial adviser regarding an IRA is recommended.

                                ACCOUNT SERVICES

Shareholders of each Fund are kept informed through semi-annual reports showing current investments and other financial data for such Fund. Annual reports for all Funds include audited financial statements. Shareholders of each Fund will receive a Statement of Account following each share transaction, the total number of shares owned, and any dividends or distributions paid. Shareholders can write or call a Fund at the address and telephone number on the first page of this Prospectus with any questions relating to their investment in shares of such Fund.

                                 CAPITAL STOCK


The Company was incorporated in Maryland on April 17, 1990. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Pursuant to the Company's Articles of Incorporation and Articles Supplementary, the Directors have authorized the issuance of fourteen series of shares, each representing shares in one of twelve separate funds; namely, All Cap Value Fund, Asia Growth Fund, Cash Management Fund, High Yield Bond Fund, Institutional Money Market Fund (formerly, the U.S. Treasury Securities Money Market Fund), National Intermediate Municipal Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, New York Municipal Money Market Fund, Small Cap Growth Fund, Strategic Bond Fund, Balanced Fund, and the U.S. Government Income Fund. The assets of each Fund are segregated and separately managed. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock representing shares of additional investment portfolios.



Although each Fund is offering only its own shares, it is possible that a Fund could become liable for a misstatement in the Prospectus and the SAI about another Fund. The Directors of the Company have considered this factor in approving the use of a combined Prospectus and the SAI.


Shares of each class of a Fund represent interests in that Fund in proportion to each share's net asset value. The per share net asset value of each class of shares in a Fund is calculated separately and may differ as between classes as a result of the differences in distribution and service fees payable by the classes and the allocation of certain incremental class-specific expenses to the appropriate class to which such expenses apply.

All shares of each Fund have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Each shareholder is entitled to cast, at all meetings of shareholders, such number of votes as is equal to the number of full and fractional shares held by such shareholder. All shares of each Fund will, when issued, be fully paid and nonassessable. Under the corporate law of Maryland, the state of incorporation of the Company, and the By-Laws of the Company, the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors except as required under the 1940 Act.

Shares of each class of each Fund are entitled to such dividends and distributions out of the assets belonging to that class as are declared in the discretion of the applicable Board of Directors. In determining the net asset value of a class of a Fund, assets belonging to a particular class are credited with a proportionate share of any general assets of the Fund not belonging to a particular class and are charged with the direct liabilities in respect of that class of the Fund and with a share of the general liabilities of the investment company which are normally allocated in proportion to the relative net asset values of the respective classes of the Funds at the time of allocation.

In the event of the liquidation or dissolution of the investment company, shares of each class of a Fund are entitled to receive the assets attributable to it that are available for distribution, and a proportionate distribution, based upon the relative net assets of the classes of each Fund, of any general assets not attributable to a portfolio that are available for distribution. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder.

Subject to the provisions of the applicable investment company's charter, determinations by the Board of Directors as to the direct and allocable liabilities and the allocable portion of any general assets of the investment company, with respect to a particular Fund or class are conclusive.


As used in this SAI and the Prospectus, the term 'majority', when referring to the approvals to be obtained from shareholders in connection with matters affecting a particular Fund or any other single portfolio (e.g., approval of investment management contracts) or any particular class (e.g., approval of plans of distribution) and requiring a vote under the 1940 Act means the vote of the lesser of: (i) 67% of the shares of that particular portfolio or class, as appropriate, represented at a meeting if the holders of more than 50% of the outstanding shares of such portfolio or class, as appropriate, are present in person or by proxy; or (ii) more than 50% of the outstanding shares of such portfolio or class, as appropriate.


                          CUSTODIAN AND TRANSFER AGENT


PNC Bank, N.A. ('PNC'), located at Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19133, currently serves as custodian for each Fund the ('Custodian'). The Custodian, among other things: maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund; and makes disbursements on behalf of each Fund. The custodian neither determines the Funds' investment policies, nor decides which securities each Fund will buy or sell. For its services, the custodian receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. A Fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions.


PFPC Global Fund Services, Inc., located at P.O. Box 9764, Providence, RI 02940-9764, serves as each Fund's transfer agent. As a Fund's transfer agent,
PFPC: registers and processes transfers of the Fund's stock, processes purchase and redemption orders, acts as dividend disbursing agent for the Fund and maintains records and handles correspondence with respect to shareholder accounts, pursuant to a transfer agency agreement. For these services, PFPC receives a monthly fee computed separately for each class of a Fund's shares and is reimbursed separately by each class for out-of-pocket expenses.

                           [INDEPENDENT ACCOUNTANTS]

[PricewaterhouseCoopers LLP ('PricewaterhouseCoopers')] provides audit services, tax return preparation and assistance and consultation in connection with review of Commission filings. PricewaterhouseCoopers' address is 1177 Avenue of the Americas, New York, New York 10036.

                                    COUNSEL

Simpson Thacher & Bartlett serves as counsel to each Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.

                                  APPENDIX A:
                             DESCRIPTION OF RATINGS


A DESCRIPTION OF THE RATING POLICIES OF MOODY'S, S&P AND FITCH WITH RESPECT TO BONDS AND COMMERCIAL PAPER APPEARS BELOW.

MOODY'S CORPORATE BOND RATINGS

AAA -- Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA -- Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated 'Ca' represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated 'C' are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers '1', '2' and '3' in each generic rating classification from Aa to Caa. The modifier '1' indicates that the security ranks in the higher end of its generic rating category; the modifier '2' indicates a mid-range ranking; and the modifier '3' indicates that the issue ranks in the lower end of its generic rating category.

S&P'S CORPORATE BOND RATINGS

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA -- Bonds rated 'AA' also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from 'AAA' issues only in small degree.

A -- Bonds rated 'A' have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Bonds rated 'BBB' are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher-rated categories.

BB-B-CCC-CC-C -- Bonds rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- Bonds rated 'CI' are income bonds on which no interest is being paid.

D -- Bonds rated 'D' are in default. The 'D' category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The 'D' rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S COMMERCIAL PAPER RATINGS

PRIME-1 -- Issuers (or related supporting institutions) rated 'Prime-1' have a superior ability for repayment of short-term debt obligations. 'Prime-1' repayment ability will often be evidenced by: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 -- Issuers (or related supporting institutions) rated 'Prime-2' have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratio, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

PRIME-3 -- Issuers (or related supporting institutions) rated 'Prime-3' have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME -- Issuers rated 'Not Prime' do not fall within any of the Prime rating categories.

S&P'S COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. The categories are as follows:

A-1 -- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 -- A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B -- A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C -- A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D -- A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S MUNICIPAL BOND RATINGS

AAA -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers '1', '2' and '3' to certain of its rating classifications. The modifier '1' indicates that the security ranks in the higher end of its generic rating category; the modifier '2' indicates a mid-range ranking; and the modifier '3' indicates that the issue ranks in the lower end of its generic rating category.

S&P'S MUNICIPAL BOND RATINGS

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

MIG-1/VMIG-1 -- Notes rated MIG-1/VMIG-1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or broad-based access to the market for refinancing.

MIG-2/VMIG-2 -- Notes which are rated MIG-2/VMIG-2 are of high-quality. Margins of protection are ample though not so large as in the preceding group.

S&P'S RATINGS OF STATE AND MUNICIPAL NOTES

SP-1 -- Notes which are rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Notes which are rated SP-2 have a satisfactory capacity to pay principal and interest.

FITCH MUNICIPAL BOND RATINGS

AAA -- Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

A -- Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

FITCH SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

FITCH'S SHORT-TERM RATINGS ARE AS FOLLOWS:

F-1+ -- Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -- Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 -- Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 -- Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC -- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher-rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Statement of Additional Information and in the Prospectus.

ITEM 22. FINANCIAL STATEMENTS.

    Registrant's Annual Report for the fiscal year December 31, 2000 is incorporated herein by reference to the Registrant's definitive Rule 30b2-1 filed on March 9, 2001 as Accession No. 50130-01-00021.

                       SALOMON BROTHERS SERIES FUNDS INC

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.


EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
a(1)  -- Articles of Incorporation of Registrant (filed as Exhibit 1 to the Registration Statement on
         Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).
a(2)  -- Articles Supplementary (filed as Exhibit 1(b) to Post-Effective Amendment No. 6 to the
         Registration Statement on Form N-1A and incorporated herein by reference).
a(3)  -- Articles Supplementary (filed as Exhibit 1(c) to Post-Effective Amendment No. 6 to the
         Registration Statement on Form N-1A and incorporated herein by reference).
a(4)  -- Form of Registrant's Articles of Amendment (filed as Exhibit 1(d) to Post-Effective
         Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).
a(5)  -- Form of Articles Supplementary (filed as Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).
a(6)  -- Form of Articles Supplementary (filed as Exhibit 1(f) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).
a(7)  -- Form of Articles Supplementary (filed as Exhibit 1(g) to Post-Effective Amendment No. 17 to the Registration Statement and incorporated by reference herein).
a(8)  -- Form of Articles of Amendment (filed as Exhibit 1(h) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).
a(9)  -- Form of Articles Supplementary (filed as Exhibit 1(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).
a(10) -- Form of Articles Supplementary (filed as Exhibit 1(j) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).
a(11) -- Form of Articles Supplementary (to be filed by amendment).
b     -- Registrant's By-Laws (filed as Exhibit 2 to the Registration Statement on Form N-1A (File
         Nos. 33-34423 and 811-06087) and incorporated herein by reference).
c     -- None.
d(1)  -- Management Contract between Registrant and Salomon Brothers Asset Management Inc ('SBAM')
         dated November 28, 1997 relating to the Cash Management Fund (filed as Exhibit 5(a) to
         Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).
d(2)  -- Management Contract between Registrant and SBAM dated November 28, 1997 relating to
         Institutional Money Market Fund (filed as Exhibit 5(b) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).
d(3)  -- Management Contract between Registrant and SBAM dated November 28, 1997 relating to the New
         York Municipal Money Market Fund (filed as Exhibit 5(c) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).
d(4)  -- Management Contract between Registrant and SBAM dated November 28, 1997 relating to the
         National Intermediate Municipal Fund (filed as Exhibit 5(d) to Post-Effective Amendment
         No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
d(5)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the U.S. Government Income
          Fund (filed as Exhibit 5(e) to Post-Effective Amendment
          No. 25 to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(6)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the High Yield Bond Fund
          (filed as Exhibit 5(f) to Post-Effective Amendment No. 25
          to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(7)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the Strategic Bond Fund
          (filed as Exhibit 5(g) to Post-Effective Amendment No. 25
          to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(8)   -- Subadvisory Consulting Agreement between SBAM and Salomon
          Brothers Asset Management Limited ('SBAM Limited') dated
          November 28, 1997 relating to the Strategic Bond Fund
          (filed as Exhibit 5(h) to Post-Effective Amendment No. 25
          to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(9)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the Total Return Fund (filed as Exhibit 5(i) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(10)  -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the Asia Growth Fund (filed
          as Exhibit 5(j) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(11)  -- Subadvisory Agreement between SBAM and Salomon Brothers
          Asset Management Asia Pacific Limited ('SBAM AP') dated
          November 28, 1997 relating to the Asia Growth Fund (filed
          as Exhibit 5(k) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(12)  -- Form of Management Contract between Registrant and SBAM relating to Small Cap Growth Fund (filed as Exhibit 5(l)
          to Post-Effective Amendment No. 25 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
d(13)  -- Form of Subadvisory Agreement between SBAM and Citibank,
          N.A. relating to the Large Cap Growth Fund and
          International Equity Fund filed as exhibit to
          Post-Effective Amendment No. 29 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference.
d(14)  -- Management Contract between Registrant and SBAM relating to the All Cap Value Fund and Large Cap Core Fund (to be
          filed by amendment).
(e)    -- Distribution Agreement between Registrant and Salomon
          Smith Barney Inc. (to be filed by amendment).
f      -- None.
g(1)   -- Form of Custodian Agreement between Registrant and The
          Chase Manhattan Bank, N.A. will be filed by amendment.
g(2)   -- Form of Custodian Agreement between Registrant and PNC
          Bank, National Association be filed by amendment.
h(1)   -- Form of Administration Agreement between Registrant and
          SBAM filed as Exhibit(e) to Post-Effective Amendment
          No. 28 to the Registration Statement on Form N-1A and
          incorporated herein by reference.
h(2)   -- Form of Amendment to Transfer Agency Agreement between
          Registrant and PFPC Global Fund Services, Inc., formerly
          First Data Investor Services Group, Inc) (filed as
          Exhibit 9(d) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
h(3)   -- Form of Subadministration Agreement between SBAM and SBAM
          Limited filed as Exhibit 9(f) to Post-Effective Amendment
          No. 18 to the Registration Amendment on Form N-1A (File
          Nos. 33-34423 and 811-06087) and incorporated herein by
          reference.

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
h(4)   -- Form of Administration Agreement between Registrant and
          Salomon Brothers Asset Management Inc relating to the
          Small Cap Growth Fund (filed as Exhibit 9(g) to Post-
          Effective Amendment No. 25 to the Registration Statement
          on Form N-1A and incorporated herein by reference).
i      -- Opinion and Consent of Counsel of Piper & Marbury, LLP as
          to the Legality of Securities Being Registered (filed as
          Exhibit 10 to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
j      -- None.
k      -- None.
l(1)   -- Share Purchase Agreement (filed as Exhibit 13 to
          Post-Effective Amendment No. 5 to the Registration
          Statement on Form N-1A (File Nos. 33-34423 and 811-06087)
          and incorporated herein by reference).
l(2)   -- Form of Share Purchase Agreement relating to National
          Intermediate Municipal Fund, U.S. Government Income Fund,
          High Yield Bond Fund and the Strategic Bond Fund (filed as
          Exhibit 13(b) to Post-Effective Amendment No. 12 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
l(3)   -- Form of Share Purchase Agreement Relating to Total Return
          Fund (filed as Exhibit 13(c) to Post-Effective Amendment
          No. 15 to the Registration Statement on Form N-1A (File
          Nos. 33-34423 and 811-06087) and incorporated herein by
          reference).
l(4)   -- Form of Share Purchase Agreement Relating to Asia Growth
          Fund filed as Exhibit 13(d) to Post-Effective Amendment
          No. 18 to the Registration Statement on Form N-1A (File
          Nos. 33-34423 and 811-06087 and incorporated herein by
          reference).
l(5)   -- Form of Share Purchase Agreement relating to New York
          Municipal Money Market Fund (filed as Exhibit 13(e) to
          Post-Effective Amendment No. 19 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
l(6)   -- Form of Share Purchase Agreement relating to Small Cap
          Growth Fund (filed as Exhibit 13(f) to Post-Effective
          Amendment No. 25 to the Registration Statement on
          Form N-1A and incorporated herein by reference).
m      -- Form of Amended Services and Distribution Plan for
          Salomon Brothers Series Funds Inc will be filed by
          amendment.
n      -- Form of Multiclass Plan Pursuant to Rule 18f-3 Under the
          Investment Company Act of 1940 for the Salomon Brothers
          Series Funds Inc (filed as Exhibit 18(d) to Post-Effective
          Amendment No. 13 to the Registration Statement on Form
          N-1A (File Nos. 33-34423 and 811-06087) and incorporated
          herein by reference).
p      -- Code of Ethics filed as Exhibit (p) to Post-Effective
          Amendment No. 30 to the Registration Statement on Form
          N-1A and incorporated herein by reference).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    Certain portfolios of the Registrant may be deemed to be under common control with Salomon Brothers Capital Fund Inc because the same (or an affiliated) entity owns greater than 25% of the outstanding shares of one or more classes of shares of such portfolios and such fund.

ITEM 25. INDEMNIFICATION.

    Reference is made to Article VII of Registrant's Articles of Incorporation,
Article IV of Registrant's By-Laws and Section 4 of the Distribution Agreements between the Registrant and CFBDS, Inc.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

ITEM 27. PRINCIPAL UNDERWRITER.


    (a) Salomon Smith Barney, Inc. ('Salomon Smith Barney') the Registrant's Distributor, is also the distributor for the following Salomon Brothers funds:
Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc. and Salomon Brothers Variable Series Funds Inc.



    In addition, Salomon Smith Barney is also the distributor for the following Smith Barney funds: Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Sector Series Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.



    In addition, Salomon Smith Barney is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves and CitiFunds Trust III.



    In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.



    (b) The information required by this Item 27 with respect to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and Exchange Act of 1934 (SEC File No. 812-8510).


    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

    (1) SBAM
        7 World Trade Center
        New York, New York 10048

    (2) Chase Manhattan Bank
        Chase Metrotech Center
        Brooklyn, NY 11245

    (3) PFPC Global Fund Services, Inc.
        P.O. Box 9764
        Providence, RI 02940-9764

    (4) PNC Bank, N.A.
        Airport Business Center
        International Court 2
        200 Stevens Drive
        Lester, Pennsylvania 19113

ITEM 29. MANAGEMENT SERVICES.

    Not applicable.

ITEM 30. UNDERTAKINGS.

    Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended (the '1933 Act'), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of July, 2001.


                                          SALOMON BROTHERS SERIES FUNDS INC
                                          (Registrant)

                                          By        /s/ HEATH B. MCLENDON
                                              ..................................
                                                      HEATH B. MCLENDON
                                                          PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


               SIGNATURE                                 TITLE                         DATE
               ---------                                 -----                         ----
         /S/ HEATH B. MCLENDON           Director and President (Principal         July 3, 2001
 ......................................    Executive Officer)
          (HEATH B. MCLENDON)

                   *                     Director                                  July 3, 2001
 ......................................
          (CHARLES F. BARBER)

                   *                     Director                                  July 3, 2001
 ......................................
           (CAROL L. COLMAN)

                   *                     Director                                  July 3, 2001
 ......................................
          (DANIEL P. CRONIN)

         /s/ LEWIS E. DAIDONE            Executive Vice President and              July 3, 2001
 ......................................    Treasurer (Principal Financial and
          (LEWIS E. DAIDONE)               Accounting Officer)

 *By     /s/ HEATH B. MCLENDON
 ......................................
           HEATH B. MCLENDON
          AS ATTORNEY-IN-FACT

                          STATEMENT OF DIFFERENCES
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 Characters normally expressed as superscript shall be preceded by...... 'pp'